                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08927
                -------------------------------------------------

                CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND, INC.
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               -----------------------------------------------------
               (Address of Principal Executive Offices)   (Zip Code)

                                Hal Liebes, Esq.
                Credit Suisse Institutional High Yield Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: August 31, 2003

Date of reporting period: September 1, 2002 to August 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

CREDIT SUISSE INSTITUTIONAL FUNDS

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


FIXED INCOME FUND

HIGH YIELD FUND


AUGUST 31, 2003 ANNUAL REPORT


MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. INSTITUTIONAL SHAREHOLDERS MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUNDS, P.O. BOX 8500, BOSTON, MA 02266-8500.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE INSTITUTIONAL FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                       ANNUAL INVESTMENT ADVISER'S REPORT

                                                              September 19, 2003

Dear Shareholder:

We are writing to report on the results of the Credit Suisse Institutional Fixed Income Fund(1) (the "Fund") for the fiscal year ended August 31, 2003.

At August 31, 2003, the net asset value ("NAV") per share of the Fund's shares was $14.27, compared to an NAV per share of $14.12 on August 31, 2002. Assuming the reinvestment of distributions totaling $0.87251 per share, the Fund's total return was 7.40%. By comparison, the Lehman Brothers U.S. Aggregate Bond Index(2) returned 4.36% during the same period.

The investment environment for fixed income was favorable throughout most of the fiscal year, in two key ways. First, monetary policy was accommodative, so much so that perhaps the key influence on trading activity was the widespread perception that interest rates (which were already historically low) were likely to continue to decline. The Federal Reserve cut its benchmark fed funds rate twice in the period, by a total of 75 bps, to 1.00%, the lowest such level since 1958. The Fed additionally helped to fuel the perception that rates would fall further via highly publicized comments regarding its concerns about deflation.

Second, falling rates helped to incentivize investors to look for comparatively higher yields. This, in turn, meant that riskier debt sectors performed best, whether in absolute or relative terms. Returns were thus highest among lower-quality corporate bonds -- both high yield and in the lower tiers of investment-grade credits -- and longer-maturity instruments more broadly. [Note: heartier risk appetite tended to work in favor of our general approach of emphasizing spread product (I.E., debt securities whose valuations are based on the difference, or "spread," between their yields and those of comparable-maturity Treasury debt) at the expense of Treasury securities.]

The Fund meaningfully outperformed its Lehman benchmark as a result of the collective impact of several aspects of our strategy. The most successful of these included:

- We maintained exposure to non-benchmark sectors that greatly outperformed investment-grade securities. Specifically, these were high yield corporates and, to a lesser extent, emerging market debt. Our risk management discipline prompted us to gradually reduce exposure to each of these sectors in the second half of the fiscal year, as we felt that their price gains would limit their potential for additional outperformance.

- We enjoyed good security selection in securitized debt. This was especially true in mortgage-backed securities, in which we focused on the identification of areas of the mortgage market with pricing anomalies that we considered sizeable (E.G., newly issued mortgage pools and pools with low loan balances).

- We enjoyed good relative performance in investment-grade corporates, in which the avoidance of poor-performing issues proved just as important as the ownership of strong performers. Our preferences were for comparatively lower-quality credits within sectors such as telecommunications and consumer durables, and we maintained wide diversification in terms of the number of individual issuers whose bonds we owned.

- We briefly held a small allocation to inflation-linked Treasury bonds (known as TIPS, or Treasury Inflation-Protected Securities), which we felt offered attractive valuations as well as the potential for capital appreciation if perceived or actual inflation should rise. Our analysis at the time proved on target, as nominal inflation moved higher and TIPS prices gained accordingly.

- In the second half of the fiscal year we held a small currency allocation to euros, which appreciated substantially versus the U.S. dollar. We also owned some German government bonds that outperformed their U.S. counterparts.

The most negative contributions to the Fund's overall return were fairly modest and came from two underweightings. These were in government agency issues and, within our corporate allocation, banks and other financial companies, which significantly outperformed the benchmark as a whole.

Sincerely yours,

Credit Suisse Fixed Income Management Team

Jo Ann Corkran, Managing Director and Co-Portfolio Manager
Leland E. Crabbe, Director and Co-Portfolio Manager
Suzanne E. Moran, Director and Co-Portfolio Manager
David N. Fisher, Vice President and Co-Portfolio Manager

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

COMPARISON OF CHANGE IN VALUE OF $3 MILLION INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND(1) AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(2) FROM INCEPTION (3/31/94). (UNAUDITED)

[CHART]

             CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND(1) $5,397,000   LEHMAN BROTHERS  U.S. AGGREGATE BOND INDEX(2) $5,872,389
Mar-94                        $      3,000,000                                             $      3,000,000
Apr-94                        $      2,966,000                                             $      2,976,000
May-94                        $      2,974,000                                             $      2,975,702
Jun-94                        $      2,946,000                                             $      2,969,156
Jul-94                        $      2,992,794                                             $      3,028,242
Aug-94                        $      3,005,001                                             $      3,031,876
Sep-94                        $      2,961,948                                             $      2,987,307
Oct-94                        $      2,949,590                                             $      2,984,619
Nov-94                        $      2,943,410                                             $      2,978,053
Dec-94                        $      2,951,958                                             $      2,998,601
Jan-95                        $      2,998,181                                             $      3,057,973
Feb-95                        $      3,061,212                                             $      3,130,753
Mar-95                        $      3,088,700                                             $      3,149,851
Apr-95                        $      3,131,303                                             $      3,193,949
May-95                        $      3,259,111                                             $      3,317,555
Jun-95                        $      3,282,568                                             $      3,341,773
Jul-95                        $      3,280,413                                             $      3,335,089
Aug-95                        $      3,323,519                                             $      3,375,444
Sep-95                        $      3,354,806                                             $      3,408,186
Oct-95                        $      3,396,413                                             $      3,452,492
Nov-95                        $      3,442,399                                             $      3,504,279
Dec-95                        $      3,490,679                                             $      3,553,339
Jan-96                        $      3,526,851                                             $      3,576,791
Feb-96                        $      3,477,114                                             $      3,514,555
Mar-96                        $      3,450,670                                             $      3,489,953
Apr-96                        $      3,439,236                                             $      3,470,410
May-96                        $      3,439,236                                             $      3,463,469
Jun-96                        $      3,478,678                                             $      3,509,879
Jul-96                        $      3,494,934                                             $      3,519,356
Aug-96                        $      3,497,256                                             $      3,513,373
Sep-96                        $      3,559,041                                             $      3,574,506
Oct-96                        $      3,634,664                                             $      3,653,860
Nov-96                        $      3,698,472                                             $      3,716,341
Dec-96                        $      3,680,026                                             $      3,681,779
Jan-97                        $      3,699,433                                             $      3,693,192
Feb-97                        $      3,726,117                                             $      3,702,425
Mar-97                        $      3,688,958                                             $      3,661,328
Apr-97                        $      3,728,280                                             $      3,716,248
May-97                        $      3,770,061                                             $      3,751,553
Jun-97                        $      3,820,619                                             $      3,796,196
Jul-97                        $      3,920,309                                             $      3,898,693
Aug-97                        $      3,900,371                                             $      3,865,554
Sep-97                        $      3,955,277                                             $      3,922,765
Oct-97                        $      3,978,052                                             $      3,979,645
Nov-97                        $      3,998,297                                             $      3,997,951
Dec-97                        $      4,035,589                                             $      4,038,330
Jan-98                        $      4,090,441                                             $      4,090,021
Feb-98                        $      4,100,890                                             $      4,086,749
Mar-98                        $      4,127,243                                             $      4,100,644
Apr-98                        $      4,143,086                                             $      4,121,967
May-98                        $      4,169,492                                             $      4,161,126
Jun-98                        $      4,195,336                                             $      4,196,496
Jul-98                        $      4,214,054                                             $      4,205,308
Aug-98                        $      4,203,358                                             $      4,273,855
Sep-98                        $      4,265,481                                             $      4,373,863
Oct-98                        $      4,249,222                                             $      4,350,681
Nov-98                        $      4,314,261                                             $      4,375,480
Dec-98                        $      4,333,528                                             $      4,388,607
Jan-99                        $      4,367,013                                             $      4,419,766
Feb-99                        $      4,305,624                                             $      4,342,420
Mar-99                        $      4,349,517                                             $      4,366,303
Apr-99                        $      4,394,648                                             $      4,380,275
May-99                        $      4,346,696                                             $      4,341,729
Jun-99                        $      4,331,583                                             $      4,327,836
Jul-99                        $      4,314,383                                             $      4,309,659
Aug-99                        $      4,302,916                                             $      4,307,504
Sep-99                        $      4,347,613                                             $      4,357,471
Oct-99                        $      4,368,011                                             $      4,373,593
Nov-99                        $      4,391,322                                             $      4,373,156
Dec-99                        $      4,381,702                                             $      4,352,165
Jan-00                        $      4,369,787                                             $      4,337,803
Feb-00                        $      4,426,383                                             $      4,390,290
Mar-00                        $      4,464,629                                             $      4,448,242
Apr-00                        $      4,404,297                                             $      4,435,342
May-00                        $      4,392,230                                             $      4,433,124
Jun-00                        $      4,496,817                                             $      4,525,333
Jul-00                        $      4,527,449                                             $      4,566,514
Aug-00                        $      4,579,524                                             $      4,632,728
Sep-00                        $      4,607,461                                             $      4,661,915
Oct-00                        $      4,610,568                                             $      4,692,683
Nov-00                        $      4,647,850                                             $      4,769,643
Dec-00                        $      4,761,083                                             $      4,858,359
Jan-01                        $      4,922,315                                             $      4,937,550
Feb-01                        $      4,941,284                                             $      4,980,507
Mar-01                        $      4,955,257                                             $      5,005,409
Apr-01                        $      4,955,257                                             $      4,984,386
May-01                        $      5,009,887                                             $      5,014,492
Jun-01                        $      5,015,350                                             $      5,033,547
Jul-01                        $      5,113,690                                             $      5,146,299
Aug-01                        $      5,175,972                                             $      5,205,481
Sep-01                        $      5,155,878                                             $      5,265,865
Oct-01                        $      5,232,237                                             $      5,375,921
Nov-01                        $      5,182,438                                             $      5,301,733
Dec-01                        $      5,142,779                                             $      5,267,802
Jan-02                        $      5,163,572                                             $      5,310,472
Feb-02                        $      5,170,503                                             $      5,361,983
Mar-02                        $      5,115,679                                             $      5,272,974
Apr-02                        $      5,168,310                                             $      5,375,270
May-02                        $      5,182,344                                             $      5,420,960
Jun-02                        $      5,046,382                                             $      5,468,122
Jul-02                        $      4,928,942                                             $      5,534,286
Aug-02                        $      5,025,030                                             $      5,627,816
Sep-02                        $      5,044,987                                             $      5,718,986
Oct-02                        $      5,041,371                                             $      5,692,679
Nov-02                        $      5,113,700                                             $      5,690,971
Dec-02                        $      5,233,572                                             $      5,808,774
Jan-03                        $      5,266,931                                             $      5,814,002
Feb-03                        $      5,348,474                                             $      5,894,236
Mar-03                        $      5,365,753                                             $      5,889,520
Apr-03                        $      5,436,650                                             $      5,938,403
May-03                        $      5,533,666                                             $      6,048,857
Jun-03                        $      5,529,319                                             $      6,036,844
Jul-03                        $      5,347,782                                             $      5,833,886
Aug-03                        $      5,397,000                                             $      5,872,389

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2003(1)

          ONE YEAR    THREE YEAR        FIVE YEAR        SINCE INCEPTION
          --------    ----------        ---------        ---------------
            7.40%        5.63%            5.13%               6.43%

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

          ONE YEAR    THREE YEAR        FIVE YEAR        SINCE INCEPTION
          --------    ----------        ---------        ---------------
            9.87%        6.36%            5.38%               6.67%

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers U.S. Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation, or Fitch Investors' Service. Investors cannot invest directly in an index.

                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2003

   PAR                                                                RATINGS**
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%         VALUE
---------                                                          ---------------    --------       -------    --------------
CORPORATE BONDS (37.9%)

AEROSPACE & DEFENSE (1.0%)
$     585  Lockheed Martin Corp., Bonds                              (BBB , Baa2)     12/01/29         8.500    $      745,017
      120  Raytheon Co., Global Notes                                (BBB- , Baa3)    03/01/06         8.200           134,941
      185  Raytheon Co., Notes                                       (BBB- , Baa3)    08/15/07         6.750           205,323
      121  Sequa Corp., Senior Notes                                  (BB- , B1)      08/01/09         9.000           127,128
      175  Sequa Corp., Series B, Senior Notes                        (BB- , B1)      04/01/08         8.875           182,875
                                                                                                                --------------
                                                                                                                     1,395,284
                                                                                                                --------------

AGRICULTURE (0.4%)
      475  Cargill, Inc., Rule 144A, Notes++                           (A+ , A1)      05/01/06         6.250           517,210
                                                                                                                --------------

APPAREL (0.1%)
      240  Levi Strauss & Co., Notes                                  (BB- , B3)      11/01/06         7.000           210,600
                                                                                                                --------------

AUTOMOBILE MANUFACTURERS (0.2%)
      250  Ford Motor Co., Global Notes                              (BBB , Baa1)     07/16/31         7.450           222,718
       95  General Motors Corp., Global Debenture                    (BBB , Baa1)     07/15/33         8.375            94,153
                                                                                                                --------------
                                                                                                                       316,871
                                                                                                                --------------

AUTOMOBILE PARTS & EQUIPMENT (0.1%)
       30  Collins & Aikman Products Corp., Company
             Guaranteed Notes
             (Callable 04/15/04 @ $100.00)~                            (B- , B3)      04/15/06        11.500            22,800
      150  Metaldyne Corp., Global Company
             Guaranteed Notes
             (Callable 06/15/07 @ $105.50)                            (B , Caa1)      06/15/12        11.000           131,250
                                                                                                                --------------
                                                                                                                       154,050
                                                                                                                --------------

BUILDING MATERIALS (0.4%)
      195  American Standard Inc., Company
             Guaranteed Notes                                         (BB+ , Ba2)     02/01/08         7.375           210,600
      100  Dayton Superior Corp., Company
             Guaranteed Notes
             (Callable 06/15/07 @ $102.17)                            (B- , Caa2)     06/15/09        13.000            86,500
      260  Nortek, Inc., Series B, Global
             Senior Subordinated Notes
             (Callable 06/15/06 @ $104.94)                             (B- , B3)      06/15/11         9.875           273,000
                                                                                                                --------------
                                                                                                                       570,100
                                                                                                                --------------

CHEMICALS (0.1%)
      155  Applied Extrusion Technologies, Inc.,
             Series B, Company Guaranteed Notes
             (Callable 07/01/06 @ $105.38)                            (B , Caa1)      07/01/11        10.750           103,850
      100  Scotts Co., Company Guaranteed Notes
             (Callable 01/15/04 @ $104.31)                            (B+ , Ba3)      01/15/09         8.625           105,250
                                                                                                                --------------
                                                                                                                       209,100
                                                                                                                --------------

COMMERCIAL SERVICES (0.2%)
      120  Iron Mountain, Inc., Company Guaranteed Notes
             (Callable 04/01/06 @ $104.31)                             (B , B2)       04/01/13         8.625           125,400
      215  La Petite Academy, Inc./LPA Holdings, Series B,
             Company Guaranteed Notes
             (Callable 05/15/04 @ $103.33)                             (CC , Ca)      05/15/08        10.000           130,075
                                                                                                                --------------
                                                                                                                       255,475
                                                                                                                --------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS**
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%         VALUE
---------                                                          ---------------    --------        ------    --------------
COMPUTERS (0.0%)
$     238  DIVA Systems Corp., Series B,
             Senior Discount Notes
             (Callable 03/01/04 @ $104.20)@@                           (NR , NR)      03/01/08        12.625%   $       17,850
                                                                                                                --------------

COSMETICS/PERSONAL CARE (0.3%)
      325  Armkel LLC, Global Senior Subordinated Notes
             (Callable 08/15/05 @ $104.75)                             (B , B2)       08/15/09         9.500           357,500
                                                                                                                --------------

DIVERSIFIED FINANCIALS (10.2%)
    1,515  American International Group, Inc.,
             Rule 144A, Notes++                                       (AAA , Aaa)     05/15/13         4.250         1,409,271
      775  Bear Stearns Companies, Inc., Global Notes                  (A , A2)       07/02/08         2.875           733,474
      255  Chukchansi Economic Development Authority,
             Rule 144A, Senior Notes
             (Callable 10/01/06 @ $113.00)++                           (NR , NR)      06/15/09        14.500           314,287
      245  Countrywide Home Loan, Inc., Global
             Company Guaranteed Notes                                  (A , A3)       06/15/04         6.850           255,258
      435  Countrywide Home Loan, Inc., Global Notes                   (A , A3)       12/19/07         4.250           439,550
      390  Countrywide Home Loan, Inc., Global Notes                   (A , A3)       05/21/08         3.250           372,753
      255  Erac USA Finance Co., Rule 144A, Notes++                  (BBB+ , Baa1)    05/15/06         6.625           275,653
      525  FMR Corp., Rule 144A, Notes++                              (AA , Aa3)      03/01/13         4.750           510,058
    1,295  Ford Motor Credit Co., Global Bonds                        (BBB , A3)      02/01/11         7.375         1,320,067
    1,020  Ford Motor Credit Co., Global Notes                        (BBB , A3)      02/01/06         6.875         1,071,886
      945  General Electric Capital Corp., Series MTNA,
             Global Notes                                             (AAA , Aaa)     06/15/12         6.000           999,415
      925  General Motors Acceptance Corp.,
             Global Bonds                                             (BBB , A3)      11/01/31         8.000           892,358
      485  Goldman Sachs Group, Inc., Global Notes                    (A+ , Aa3)      01/15/08         4.125           488,293
      855  Goldman Sachs Group, Inc., Global Notes                    (A+ , Aa3)      04/01/13         5.250           844,331
      545  Household Finance Corp., Global Notes                       (A , A1)       01/30/07         5.750           583,794
      345  Household Finance Corp., Global Notes                       (A , A1)       07/15/10         8.000           404,544
      530  Merrill Lynch & Company, Inc.,
             Series MTNB, Notes                                       (A+ , Aa3)      07/15/08         3.125           509,776
      825  Morgan Stanley, Global Notes                               (A+ , Aa3)      03/01/13         5.300           815,590
      200  PCA LLC/PCA Finance Corp.,
             Global Senior Notes                                       (B- , B3)      08/01/09        11.875           218,000
      565  Textron, Inc., Senior Notes                                 (A- , A3)      08/01/10         4.500           550,660
      380  Verizon Global Funding Corp., Global Notes                  (A+ , A2)      06/15/12         6.875           419,468
      830  Verizon Global Funding Corp., Global Notes                  (A+ , A2)      12/01/30         7.750           956,010
                                                                                                                --------------
                                                                                                                    14,384,496
                                                                                                                --------------

ELECTRIC (4.9%)
      100  AES Corp., Rule 144A, Secured Notes
             (Callable 5/15/08 @ $104.50)++                            (B+ , B2)      05/15/15         9.000           102,000
      510  American Electric Power Company, Inc.,
             Series A, Global Notes                                  (BBB , Baa3)     05/15/06         6.125           547,297
      820  Cilcorp, Inc., Bonds                                      (BBB+ , Baa2)    10/15/29         9.375         1,052,315
      510  Cincinnati Gas & Electric Co., Notes                      (BBB , Baa1)     09/15/12         5.700           523,156
      115  CMS Energy Corp., Senior Notes~                             (B+ , B3)      01/15/09         7.500           110,544
      785  Consolidated Edison Company
             of New York, Debentures                                   (A , A1)       02/01/13         4.875           769,944
      200  Constellation Energy Group Inc., Notes                    (BBB+ , Baa1)    04/01/07         6.350           215,504
      240  Constellation Energy Group Inc., Notes                    (BBB+ , Baa1)    04/01/12         7.000           263,048
      415  Dominion Resources, Inc., Series B,
             Global Senior Notes                                     (BBB+ , Baa1)    07/15/05         7.625           453,009
      185  Energy East Corp., Notes                                  (BBB , Baa2)     06/15/12         6.750           199,167

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS**
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%         VALUE
---------                                                          ---------------    --------        ------    --------------
ELECTRIC -- (CONTINUED)
$     319  FPL Group Capital, Inc., Company
             Guaranteed Notes                                          (A- , A2)      09/15/06         7.625    $      360,620
      380  FPL Group Capital, Inc., Notes                              (A- , A2)      04/11/06         3.250           382,373
      210  Ohio Edison Co., Rule 144A,
             Senior Notes++                                          (BBB- , Baa2)    05/01/08         4.000           200,364
      490  Oncor Electric Delivery Co.,
             Global Secured Notes                                    (BBB , Baa1)     05/01/32         7.000           521,273
      380  Progress Energy, Inc., Senior Notes                       (BBB- , Baa2)    03/01/06         6.750           412,326
      320  PSE&G Power LLC, Global Company
             Guaranteed Notes                                        (BBB , Baa1)     06/01/12         6.950           346,194
      345  Public Service Company of Colorado,
             Global Collateral Trust                                 (BBB+ , Baa1)    10/01/12         7.875           405,769
                                                                                                                --------------
                                                                                                                     6,864,903
                                                                                                                --------------

ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      100  Motors & Gears, Inc., Series D, Senior Notes
             (Callable 11/15/03 @ $101.79)                           (CCC+ , Caa1)    11/15/06        10.750            87,000
                                                                                                                --------------

ELECTRONICS (0.1%)
      155  Sanmina-SCI Corp., Global Company
             Guaranteed Notes
             (Callable 01/15/07 @ $105.19)                            (BB- , Ba2)     01/15/10        10.375           177,475
                                                                                                                --------------

ENTERTAINMENT (0.8%)
      100  Argosy Gaming Co., Company
             Guaranteed Notes
             (Callable 06/01/04 @ $105.38)                             (B+ , B2)      06/01/09        10.750           109,750
      285  Horseshoe Gaming Holdings Corp.,
             Series B, Company Guaranteed Notes
             (Callable 05/15/04 @ $104.31)                             (B+ , B2)      05/15/09         8.625           301,387
      155  Intrawest Corp., Global Company
             Guaranteed Notes
             (Callable 02/01/05 @ $105.25)                             (B+ , B1)      02/01/10        10.500           167,400
      100  Isle of Capri Casinos, Inc., Company
             Guaranteed Notes
             (Callable 04/15/04 @ $104.38)                             (B , B2)       04/15/09         8.750           106,500
      145  Kerzner International, Ltd.,
             Global Company Guaranteed Notes
             (Callable 08/15/06 @ $104.44)                             (B+ , B2)      08/15/11         8.875           156,962
       85  Mohegan Tribal Gaming,
             Global Senior Subordinated Notes
             (Callable 07/01/06 @ $104.19)                            (BB- , Ba3)     07/01/11         8.375            92,013
      185  Penn National Gaming, Inc.,
             Company Guaranteed Notes
             (Callable 03/15/06 @ $104.44)                             (B- , B3)      03/15/10         8.875           199,800
                                                                                                                --------------
                                                                                                                     1,133,812
                                                                                                                --------------

ENVIRONMENTAL CONTROL (0.7%)
      100  Allied Waste North America,
             Series B, Company Guaranteed Notes
             (Callable 01/01/04 @ $103.94)                            (BB- , Ba3)     01/01/09         7.875           102,875
      350  Waste Management, Inc.,
             Global Company Guaranteed Notes                         (BBB , Baa3)     05/15/32         7.750           396,276

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS**
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%         VALUE
---------                                                          ---------------    --------        ------    --------------
ENVIRONMENTAL CONTROL -- (CONTINUED)
$     125  Waste Management, Inc., Notes                             (BBB , Baa3)     04/30/04         8.000    $      129,673
      375  Waste Management, Inc., Senior Notes                      (BBB , Baa3)     08/01/10         7.375           421,702
                                                                                                                --------------
                                                                                                                     1,050,526
                                                                                                                --------------

FOOD (2.3%)
      390  ConAgra Foods, Inc., Notes                                (BBB+ , Baa1)    09/15/11         6.750           431,285
      335  ConAgra Foods, Inc., Notes                                (BBB+ , Baa1)    09/15/30         8.250           411,417
        5  Fleming Companies, Inc.,
             Global Company Guaranteed Notes
             (Callable 04/01/05 @ $105.06)@@                           (NR , NR)      04/01/08        10.125               625
      575  General Mills, Inc., Global Notes                         (BBB+ , Baa2)    02/15/12         6.000           608,320
      310  Kellogg Co., Global Senior Notes                          (BBB , Baa2)     06/01/08         2.875           296,161
      555  Kellogg Co., Series B, Global Notes                       (BBB , Baa2)     04/01/11         6.600           616,078
      280  Land O' Lakes, Inc.,
             Global Senior Notes
             (Callable 11/15/06 @ $104.38)                             (B+ , B2)      11/15/11         8.750           226,100
       70  Premier International Foods PLC,
             Yankee Senior Notes
             (Callable 09/01/04 @ $106.00)                             (B- , B3)      09/01/09        12.000            77,000
      550  Sara Lee Corp., Notes                                       (A+ , A3)      06/15/13         3.875           497,195
      120  Stater Brothers Holdings, Inc., Senior Notes
             (Callable 8/15/04 @ $102.6875)                            (B- , B2)      08/15/06        10.750           126,900
                                                                                                                --------------
                                                                                                                     3,291,081
                                                                                                                --------------

FOREST PRODUCTS, PAPER (0.1%)
      105  Appleton Papers, Inc., Series B,
             Global Company Guaranteed Notes
             (Callable 12/15/05 @ $106.25)                             (B+ , B3)      12/15/08        12.500           114,450
                                                                                                                --------------

HEALTHCARE PRODUCTS (0.4%)
      550  Baxter International, Inc., Notes                           (A , A3)       05/01/07         5.250           581,495
                                                                                                                --------------

HEALTHCARE SERVICES (0.2%)
      100  Extendicare Health Services, Inc.,
             Company Guaranteed Notes
             (Callable 12/15/03 @ $103.12)                            (CCC+ , B3)     12/15/07         9.350           103,000
      248  Genesis Health Ventures Inc., Secured Notes#                (B , B1)       04/02/07         6.114           246,262
                                                                                                                --------------
                                                                                                                       349,262
                                                                                                                --------------

HOLDING COMPANIES - DIVERSIFIED (0.1%)
      100  Werner Holding Company, Inc.,
             Series A, Company Guaranteed Notes
             (Callable 11/15/03 @ $103.33)                             (B- , B2)      11/15/07        10.000           102,000
                                                                                                                --------------

HOME BUILDERS (0.3%)
      175  KB Home, Senior Subordinated Notes
             (Callable 02/15/06 @ $104.75)                            (BB- , Ba3)     02/15/11         9.500           188,125
      170  Ryland Group, Senior Notes
             (Callable 09/01/05 @ $104.88)                            (BB+ , Ba1)     09/01/10         9.750           189,550
                                                                                                                --------------
                                                                                                                       377,675
                                                                                                                --------------

INSURANCE (0.4%)
      595  MetLife Inc., Debentures                                    (A , A2)       05/15/05         3.911           613,026
                                                                                                                --------------

INTERNET SOFTWARE & SERVICES (0.2%)
      300  Thomson Corp., Global Notes                                 (A- , A3)      01/05/12         6.200           322,706
                                                                                                                --------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS**
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%         VALUE
---------                                                          ---------------    --------        ------    --------------
IRON & STEEL (0.1%)
$     220  AK Steel Corp., Company Guaranteed Notes
             (Callable 02/15/04 @ $103.94)~                           (B+ , B2)       02/15/09         7.875    $      174,900
                                                                                                                --------------

LEISURE TIME (0.2%)
      100  Hard Rock Hotel, Inc., Rule 144A, Notes
             (Callable 06/01/08 @ 104.44)++                            (B , B3)       06/01/13         8.875           103,500
      100  Hockey Co./Sports Maska, Inc., Global Units
             (Callable 04/15/06 @ $105.63)                             (B , B2)       04/15/09        11.250           113,500
                                                                                                                --------------
                                                                                                                       217,000
                                                                                                                --------------

LODGING (1.3%)
       60  Ameristar Casinos, Inc., Global Company
             Guaranteed Notes
             (Callable 02/15/06 @ $105.38)                             (B , B3)       02/15/09        10.750            67,200
      110  Aztar Corp., Senior Subordinated Notes
             (Callable 05/15/04 @ $102.96)                            (B+ , Ba3)      05/15/07         8.875           115,775
      270  Majestic Investor Holdings, Company
             Guaranteed Notes
             (Callable 11/30/05 @ $105.83)                             (B , B2)       11/30/07        11.653           284,850
      155  MGM Mirage, Inc., Company Guaranteed Notes                 (BB+ , Ba2)     06/01/07         9.750           173,600
      250  Prime Hospitality Corp., Series B,
             Global Senior Subordinated Notes
             (Callable 05/01/07 @ $104.19)                             (B , B2)       05/01/12         8.375           242,500
      255  Riviera Holdings Corp., Global Company
             Guaranteed Notes
             (Callable 06/15/06 @ $105.50)                             (B , B2)       06/15/10        11.000           249,900
      150  Station Casinos, Inc., Senior Subordinated Notes
             (Callable 07/01/05 @ $103.70)                             (B+ , B2)      07/01/10         9.875           165,750
      780  Windsor Woodmont Black Hawk,
             Series B, First Mortgage
             (Callable 03/15/04 @ $104.33)@@                           (NR , NR)      03/15/05        13.000           511,875
                                                                                                                --------------
                                                                                                                     1,811,450
                                                                                                                --------------

MEDIA (2.1%)
      470  AOL Time Warner, Inc., Global Company
             Guaranteed Notes                                        (BBB+ , Baa1)    04/15/31         7.625           510,697
      100  Clear Channel Communications, Company
             Guaranteed Notes                                        (BBB- , Ba1)     11/01/08         8.000           114,000
      135  Coaxial Communications/Phoenix, Company
             Guaranteed Notes
             (Callable 08/15/04 @ $101.667)                            (B , B3)       08/15/06        10.000           141,244
      710  Comcast Cable Communications, Inc., Senior Notes~         (BBB , Baa3)     01/30/11         6.750           772,610
      250  CSC Holdings, Inc., Series B, Senior Notes                 (BB- , B1)      04/01/11         7.625           251,250
      100  Mediacom LLC/Capital Corp., Senior Notes
             (Callable 01/15/06 @ $104.75)                             (B+ , B2)      01/15/13         9.500           101,500
      280  News America Holdings, Inc., Company
             Guaranteed Notes                                        (BBB- , Baa3)    02/01/13         9.250           353,612
      515  News America Holdings, Inc., Debentures                   (BBB- , Baa3)    08/10/18         8.250           612,201
      100  Northland Cable Television, Company
             Guaranteed Notes (Callable 11/15/03 @ $103.42)           (CC , Caa3)     11/15/07        10.250            96,500
       50  Rogers Cable, Inc., Rule 144A, Notes++                    (BBB- , Ba2)     06/15/13         6.250            47,187
       20  Young Broadcasting, Inc., Global Company
             Guaranteed Notes
             (Callable 03/01/06 @ $105.00)                           (CCC+ , Caa1)    03/01/11        10.000            21,600
                                                                                                                --------------
                                                                                                                     3,022,401
                                                                                                                --------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS**
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%         VALUE
---------                                                          ---------------    --------        ------    --------------
METAL FABRICATE/HARDWARE (0.1%)
$     100  Jarden Corp., Global Company
             Guaranteed Notes
             (Callable 05/01/07 @ $104.88)                             (B- , B2)      05/01/12         9.750    $      104,000
                                                                                                                --------------

MISCELLANEOUS MANUFACTURING (0.5%)
      100  Building Materials Corp., Company
             Guaranteed Notes                                          (B , B2)       12/01/08         8.000            94,750
      535  Norsk Hydro A/S, Yankee Debentures                          (A , A2)       06/15/23         7.750           632,316
                                                                                                                --------------
                                                                                                                       727,066
                                                                                                                --------------

OIL & GAS (1.8%)
      100  Chesapeake Energy Corp., Global Company
             Guaranteed Notes
             (Callable 04/01/06 @ $104.06)                            (BB- , Ba3)     04/01/11         8.125           105,000
      385  Enterprise Products Partners LP, Company
             Guaranteed Notes                                        (BBB , Baa2)     02/01/11         7.500           436,269
      270  Forest Oil Corp., Global Company
             Guaranteed Notes
             (Callable 05/01/07 @ $103.88)                            (BB , Ba3)      05/01/14         7.750           266,625
      515  KeySpan Corp., Senior Notes                                 (A , A3)       11/15/30         8.000           646,717
       85  Magnum Hunter Resources, Inc., Company
             Guaranteed Notes
             (Callable 06/01/04 @ $101.67)                             (B+ , B2)      06/01/07        10.000            88,188
      100  Parker Drilling Co., Series B, Company
             Guaranteed Notes
             (Callable 11/15/04 @ $105.06)~                            (B+ , B2)      11/15/09        10.125            98,750
      520  Sempra Energy, Notes                                       (A- , Baa1)     12/01/05         6.950           565,832
      270  Southwest Royalties, Inc., Company
             Guaranteed, Notes
             (Callable 10/8/03 @ $100.00)#                             (NR , NR)      06/30/04        11.500           270,675
                                                                                                                --------------
                                                                                                                     2,478,056
                                                                                                                --------------

PACKAGING & CONTAINERS (0.8%)
      550  Crown Packaging, Ltd., Yankee
             Senior Discount Notes
             (Callable 8/1/04 @ $101.00)@@                             (NR , NR)      08/01/06        14.000                55
      160  Four M Corp., Series B, Senior Notes
             (Callable 06/01/04 @ $100.00)                             (B , B3)       06/01/06        12.000           160,800
      100  Owens-Brockway Glass Containers,
             Global Company Guaranteed Notes
             (Callable 02/15/06 @ $104.44)                             (BB , B1)      02/15/09         8.875           105,500
      100  Owens-Illinois, Inc., Senior Notes~                         (B+ , B3)      05/15/08         7.350            97,000
      155  Sealed Air Corp., Rule 144A, Notes++                      (BBB , Baa3)     05/15/09         6.950           165,683
      255  Sealed Air Corp., Rule 144A, Senior Notes++               (BBB , Baa3)     04/15/08         5.375           258,515
      330  Stone Container Corp., Global Senior Notes
             (Callable 07/01/07 @ $104.19)                             (B , B2)       07/01/12         8.375           341,550
                                                                                                                --------------
                                                                                                                     1,129,103
                                                                                                                --------------

PHARMACEUTICALS (0.0%)
       30  NBTY, Inc., Series B, Senior Subordinated Notes
             (Callable 09/15/03 @ $102.88)                             (B+ , B1)      09/15/07         8.625            30,750
                                                                                                                --------------

PIPELINES (0.7%)
      330  Duke Capital Corp., Global Senior Notes                   (BBB , Baa3)     10/01/19         8.000           353,670
      320  Equitable Resources, Inc., Global Bonds                     (A , A2)       11/15/12         5.150           321,154
                                                                                                                --------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS**
  (000)                                                            (S&P / MOODY'S)    MATURITY      RATE%           VALUE
---------                                                          ---------------    --------    ----------    --------------
PIPELINES -- (CONTINUED)
$     240  Western Gas Resources, Inc.,
             Company Guaranteed Notes
             (Callable 06/15/04 @ $105.00)                            (BB- , Ba3)     06/15/09        10.000    $      256,800
                                                                                                                --------------
                                                                                                                       931,624
                                                                                                                --------------

REAL ESTATE (0.4%)
      495  EOP Operating LP, Senior Notes                            (BBB+ , Baa1)    02/15/05         6.625           524,321
                                                                                                                --------------

RETAIL (0.9%)
      175  Leslie's Poolmart, Rule 144A, Senior Notes
             (Callable 07/15/05 @ 102.59)++                            (B- , B2)      07/15/08        10.375           175,875
      100  Sbarro, Inc., Company Guaranteed Notes
             (Callable 09/15/04 @ $105.50)~                            (B- , B3)      09/15/09        11.000            85,500
      605  Target Corp., Notes                                         (A+ , A2)      08/15/10         7.500           703,817
      290  Yum! Brands, Inc., Senior Notes                            (BB+ , Ba1)     07/01/12         7.700           311,025
                                                                                                                --------------
                                                                                                                     1,276,217
                                                                                                                --------------

SAVINGS & LOANS (0.6%)
      100  Sovereign Bancorp, Inc., Senior Notes                     (BBB- , Ba1)     11/15/06        10.500           117,499
      620  Washington Mutual, Inc., Global Senior Notes               (BBB+ , A3)     01/15/07         5.625           664,255
                                                                                                                --------------
                                                                                                                       781,754
                                                                                                                --------------

SOVEREIGN (1.5%)
      290  Government of Malaysia, Global Bonds                      (BBB+ , Baa1)    07/15/11         7.500           334,515
    1,055  Republic of Philippines, Series B, Restructured Debt,
             Foreign Government Guaranteed
             (Callable 12/01/03 @ $100.00)(Philippines)               (BB , Ba1)      12/01/17         6.500         1,022,717
      245  Russian Federation, Unsubordinated Notes                   (BB , Ba2)      03/31/10         8.250           271,788
      475  United Mexican States, MTN Global Notes                   (BBB- , Baa2)    01/16/13         6.375           480,938
                                                                                                                --------------
                                                                                                                     2,109,958
                                                                                                                --------------

TELECOMMUNICATIONS (3.3%)
      250  Alamosa PCS Holdings, Inc., Company Guaranteed Notes
             (Callable 02/15/05 @ $106.44)+                          (CCC- , Caa3)    02/15/10        12.875           185,000
      455  AT&T Broadband Corp., Global
             Company Guaranteed Notes                                (BBB , Baa3)     03/15/13         8.375           541,541
      705  AT&T Corp., Global Senior Notes~,#                        (BBB , Baa2)     11/15/31         8.500           798,133
      505  AT&T Wireless Services, Inc., Global Senior Notes         (BBB , Baa2)     03/01/11         7.875           571,412
      255  AT&T Wireless Services, Inc., Global Senior Notes         (BBB , Baa2)     03/01/31         8.750           303,192
      235  Citizens Communications Co., Global Senior Notes          (BBB , Baa2)     08/15/31         9.000           294,824
      130  Citizens Communications Co., Notes                        (BBB , Baa2)     05/15/06         8.500           147,327
      240  Cox Communications, Inc., Notes                           (BBB , Baa2)     06/15/05         6.875           257,856
      155  Insight Midwest/Insight Capital Corp.,
             Global Senior Notes
             (Callable 11/01/05 @ $105.25)                             (B+ , B2)      11/01/10        10.500           163,913
      100  Insight Midwest/Insight Capital Corp., Senior Notes
             (Callable 10/01/04 @ $104.88)                             (B+ , B2)      10/01/09         9.750           103,000
      178  Level 3 Communications, Inc., Senior Notes
             (Callable 05/01/04 @ $103.04)~                           (CC , Caa3)     05/01/08         9.125           145,960
       80  Rogers Wireless Communications, Inc.,
             Global Secured                                           (BB+ , Ba3)     05/01/11         9.625            88,500
      555  Sprint Capital Corp., Global Company
             Guaranteed Notes                                        (BBB- , Baa3)    03/15/32         8.750           632,754
      420  Verizon Wireless Capital, Inc., Global Notes                (A+ , A3)      12/15/06         5.375           445,911
                                                                                                                --------------
                                                                                                                     4,679,323
                                                                                                                --------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS**
  (000)                                                            (S&P / MOODY'S)    MATURITY         RATE%        VALUE
---------                                                          ---------------    --------        ------    --------------
TEXTILES (0.0%)
$      35  Simmons Co., Series B, Senior Subordinated Notes
             (Callable 03/15/04 @ $105.13)                             (B , B2)       03/15/09        10.250    $       37,538
                                                                                                                --------------
TOTAL CORPORATE BONDS (Cost $52,326,775)                                                                            53,489,408
                                                                                                                --------------

ASSET BACKED SECURITIES (16.1%)
    2,500  Aesop Funding II LLC,
             Series 2003-2A Class A2#                                 (AAA , Aaa)     06/20/07         1.360         2,511,285
    1,951  Ameriquest Mortgage Services, Inc.,
             Series 2003-AR2, Class A4#                               (AAA , Aaa)     05/25/33         1.460         1,952,206
    1,150  Citibank Credit Card Issuance Trust,
             Series 2000-A3, Class A3#                                (AAA , Aaa)     11/16/09         6.875         1,297,797
    1,135  Citibank Credit Card Issuance Trust,
             Series 2002-A1, Class A1                                 (AAA , Aaa)     02/09/09         4.950         1,197,874
    1,610  Citibank Credit Card Issuance Trust,
             Series 2002-A9, Class A9#                                (AAA , Aaa)     12/17/07         1.159         1,611,358
    1,090  Citibank Credit Card Issuance Trust,
             Series 2003-A7, Class A7#                                (AAA , Aaa)     07/07/17         4.150           975,685
    1,784  Conseco Finance, Series 2000-D, Class A4                   (AAA , Aaa)     12/15/25         8.170         1,861,868
      763  Contimortgage Home Equity Loan Trust,
             Series 1996-4, Class A8                                  (AAA , Aaa)     01/15/28         7.220           766,041
    1,531  Countrywide Home Equity Loan Trust,
             Series 2002-C, Class A#                                  (AAA , Aaa)     05/15/28         1.350         1,528,548
    1,610  First USA Credit Card Master Trust,
             Series 2001-1, Class A#                                  (AAA , Aaa)     09/19/08         1.260         1,615,456
      177  Green Tree Recreational, Equipment &
             Consumer Trust, Series 1997-C, Class A1                  (AAA , NR)      02/15/18         6.490           177,603
    1,199  Greenpoint Home Equity Loan Trust,
             Series 2003-1, Class A#                                  (AAA , Aaa)     04/15/29         1.380         1,197,420
    1,610  MBNA Credit Card Master Note Trust,
             Series 2002-A4, Class A4#                                (AAA , Aaa)     08/17/09         1.220         1,611,916
    2,000  MBNA Master Credit Card Trust,
             Series 1998-G, Class A#                                  (AAA , Aaa)     02/17/09         1.240         2,006,442
    1,610  SLM Student Loan Trust,
             Series 2003-1, Class A2#                                 (AAA , Aaa)     06/17/13         1.159         1,611,355
      820  UCFC Home Equity Loan Trust,
             Series 1998-A, Class A7                                  (AAA , Aaa)     07/15/29         6.870           852,348
                                                                                                                --------------
TOTAL ASSET BACKED SECURITIES (Cost $22,693,448)                                                                    22,775,202
                                                                                                                --------------

MORTGAGE-BACKED SECURITIES (52.7%)
MORTGAGE BACKED SECURITIES (52.7%)
      855  Fannie Mae Global Bonds                                    (AAA , Aaa)     11/15/30         6.625           942,702
    3,050  Fannie Mae Global Notes^^                                  (AAA , Aaa)     03/15/12         6.125         3,329,563
      187  Fannie Mae Pool #077774                                    (AAA , Aaa)     01/01/10        10.000           206,750
        7  Fannie Mae Pool #124032                                    (AAA , Aaa)     02/01/05        10.000             7,098
      638  Fannie Mae Pool #254702                                    (AAA , Aaa)     03/01/33         7.000           673,328
       12  Fannie Mae Pool #531072                                    (AAA , Aaa)     01/01/30         6.000            11,957
      193  Fannie Mae Pool #588970                                    (AAA , Aaa)     06/01/31         7.000           203,411
      367  Fannie Mae Pool #589625                                    (AAA , Aaa)     11/01/24         6.500           382,598
      772  Fannie Mae Pool #652310                                    (AAA , Aaa)     09/01/32         6.500           799,966
      305  Fannie Mae Pool #656862                                    (AAA , Aaa)     04/01/33         6.000           310,314
      331  Fannie Mae Pool #662830                                    (AAA , Aaa)     10/01/32         7.500           354,353
    2,047  Fannie Mae Pool #667742                                    (AAA , Aaa)     04/01/33         6.000         2,081,564
    1,474  Fannie Mae Pool #674585                                    (AAA , Aaa)     12/01/32         6.500         1,527,593
      424  Fannie Mae Pool #678886                                    (AAA , Aaa)     01/01/33         7.000           448,074
      712  Fannie Mae Pool #685447                                    (AAA , Aaa)     02/01/33         7.000           751,522

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS**
  (000)                                                            (S&P / MOODY'S)    MATURITY      RATE%           VALUE
---------                                                          ---------------    --------    ----------    --------------
MORTGAGE BACKED SECURITIES -- (CONTINUED)
$   1,023  Fannie Mae Pool #695851                                    (AAA , Aaa)     05/01/18         5.500    $    1,045,205
      452  Fannie Mae Pool #696915                                    (AAA , Aaa)     04/01/33         6.000           459,375
    1,578  Fannie Mae Pool #702129                                    (AAA , Aaa)     03/01/33         6.500         1,635,029
    2,358  Fannie Mae Pool #702130^^                                  (AAA , Aaa)     03/01/33         7.000         2,488,896
    1,632  Fannie Mae Pool #703443                                    (AAA , Aaa)     05/01/18         5.000         1,640,791
    1,621  Fannie Mae Pool #703444^^                                  (AAA , Aaa)     05/01/18         5.000         1,628,804
      287  Fannie Mae Pool #703598                                    (AAA , Aaa)     05/01/18         5.500           293,007
      394  Fannie Mae Pool #704142                                    (AAA , Aaa)     05/01/18         5.500           403,067
      269  Fannie Mae Pool #705651                                    (AAA , Aaa)     06/01/18         5.500           275,012
    1,811  Fannie Mae Pool #708487^^                                  (AAA , Aaa)     04/01/33         6.000         1,842,068
    1,092  Fannie Mae Pool #708704                                    (AAA , Aaa)     06/01/33         6.000         1,110,622
      319  Fannie Mae Pool #709515                                    (AAA , Aaa)     05/01/18         5.500           326,499
      488  Fannie Mae Pool #712118                                    (AAA , Aaa)     05/01/33         6.000           496,061
      456  Fannie Mae Pool #712119                                    (AAA , Aaa)     05/01/33         6.000           464,185
        2  Fannie Mae Series 1991-165 Class M                         (AAA , Aaa)     12/25/21         8.250             2,164
    2,160  Fannie Mae TBA                                             (AAA , Aaa)     09/02/18         4.500         2,122,200
      315  Fannie Mae TBA                                             (AAA , Aaa)     09/02/18         5.500           321,792
    2,180  Fannie Mae TBA                                             (AAA , Aaa)     09/02/33         5.000         2,109,830
    6,660  Fannie Mae TBA                                             (AAA , Aaa)     09/02/33         5.500         6,632,947
    2,720  Fannie Mae TBA                                             (AAA , Aaa)     09/02/33         6.000         2,818,600
    1,405  Fannie Mae TBA                                             (AAA , Aaa)     09/02/33         6.000         1,428,709
    2,345  Fannie Mae TBA                                             (AAA , Aaa)     09/02/33         6.500         2,424,876
    6,945  Freddie Mac^^                                              (AAA , Aaa)     07/15/08         2.625         6,596,910
    4,760  Freddie Mac~                                               (AAA , Aaa)     07/15/13         4.500         4,563,431
    4,295  Freddie Mac, Global Notes~                                 (AAA , Aaa)     01/15/13         4.500         4,155,576
       38  Freddie Mac, Series Gold                                   (AAA , Aaa)     12/01/09         7.000            40,342
    4,000  Freddie Mac Discount Notes^^                               (AAA , Aaa)     09/02/03         0.850         3,999,906
    1,600  Freddie Mac TBA                                            (AAA , Aaa)     09/02/18         5.000         1,606,000
    1,870  Ginnie Mae                                                 (AAA , Aaa)     09/15/33         6.500         1,945,383
        0  Ginnie Mae Pool #003322(1)                                 (AAA , Aaa)     11/15/04         9.000                39
        0  Ginnie Mae Pool #003766(1)                                 (AAA , Aaa)     08/15/04         8.250                10
        0  Ginnie Mae Pool #004923(1)                                 (AAA , Aaa)     12/15/04         9.000                62
        0  Ginnie Mae Pool #009827(1)                                 (AAA , Aaa)     04/15/06         8.250               122
        1  Ginnie Mae Pool #112986                                    (AAA , Aaa)     07/15/14        13.500               830
        8  Ginnie Mae Pool #186563                                    (AAA , Aaa)     12/15/16         9.000             9,009
       16  Ginnie Mae Pool #210216                                    (AAA , Aaa)     04/15/17         8.000            16,935
      137  Ginnie Mae Pool #312635                                    (AAA , Aaa)     08/15/21         9.000           152,878
      479  Ginnie Mae Pool #598105                                    (AAA , Aaa)     03/15/33         6.000           489,165
      427  Ginnie Mae Pool #598128                                    (AAA , Aaa)     03/15/33         6.000           436,206
      448  Ginnie Mae Pool #598145                                    (AAA , Aaa)     03/15/33         6.000           457,531
      250  Ginnie Mae Pool #600025                                    (AAA , Aaa)     03/15/33         6.000           255,385
      183  Ginnie Mae Pool #604170                                    (AAA , Aaa)     04/15/33         6.500           190,157
      521  Ginnie Mae Pool #604205                                    (AAA , Aaa)     04/15/33         6.500           542,297
    1,460  Ginnie Mae TBA                                             (AAA , Aaa)     09/02/33         5.500         1,459,088
        2  GMAC Commercial Mortgage Securities, Inc.,
             Series 1996-C1, Class A2B                                (AAA , Aaa)     02/15/06         7.220             2,419
    1,420  Morgan Stanley Capital I,
             Series 2003-T11, Class A4#                               (AAA , Aaa)     06/13/41         5.150         1,407,131
    1,050  Salomon Brothers Mortgage Securities VII,
             Series 1997-TZH, Class B                                 (AAA , Aa1)     03/25/25         7.491         1,130,832
      950  Vanderbilt Mortgage Finance,
             Series 1998-C, Class 1B1                                 (BBB , NR)      02/07/15         6.970           974,293
                                                                                                                --------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $75,002,203)                                                                 74,432,469
                                                                                                                --------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS**
  (000)                                                            (S&P / MOODY'S)    MATURITY      RATE%           VALUE
---------                                                          ---------------    --------    ----------    --------------
FOREIGN BONDS (1.4%)
BANKS (0.8%)
$     940  Royal Bank of Scotland Group PLC,
             Series 3, Perpetual Global Bonds
             (Callable 12/31/05 @ $100.00)
             (United Kingdom)                                          (A- , A1)      11/29/49         7.816    $    1,045,223
                                                                                                                --------------

OIL & GAS (0.3%)
      385  Petroleos Mexicano, Bonds                                  (BB , Ba1)      06/01/07         9.000           444,906
                                                                                                                --------------

TELECOMMUNICATIONS (0.3%)
      385  Deutsche Telekom International Finance BV,
             Global Company Guaranteed Notes#                        (BBB+ , Baa3)    06/15/05         8.250           422,309
                                                                                                                --------------
TOTAL FOREIGN BONDS (Cost $1,804,819)                                                                                1,912,438
                                                                                                                --------------

UNITED STATES TREASURY OBLIGATIONS (0.2%)
      330  United States Treasury Bills##
             (Cost $329,350)                                          (AAA , Aaa)     11/06/03         0.855           329,445
                                                                                                                --------------

 NUMBER
OF SHARES
---------
COMMON STOCKS (0.1%)
FOOD (0.0%)
      836  Archibald Candy Corp.*, ^                                                                                    20,900
                                                                                                                --------------

OIL & GAS SERVICES (0.1%)
    5,252  Southwest Royalties, Inc.*, ^                                                                                79,463
                                                                                                                --------------

PACKAGING & CONTAINERS (0.0%)
   45,544  Crown Packaging Enterprises, Ltd.*                                                                              455
                                                                                                                --------------
TOTAL COMMON STOCKS (Cost $244,293)                                                                                    100,818
                                                                                                                --------------

PREFERRED STOCK (0.3%)
TELECOMMUNICATIONS (0.3%)
      350  Centaur Funding Corp., Rule 144A++(Cost $371,652)                                                           401,844
                                                                                                                --------------

WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
      240  Dayton Superior Corp., Rule 144A, strike $0.01, expires June 2009*,++                                             2
                                                                                                                --------------

TELECOMMUNICATIONS (0.0%)
      130  GT Group Telecom, Inc., Rule 144A, strike $0.00 expires Feburary 2010*,++                                        97
       50  IWO Holdings, Inc., Rule 144A, strike $7.00, expires January 2011*,++                                             1
    9,343  XO Communications Inc., Series A Wts., strike $6.25, expires January 2010*                                   25,226
    7,008  XO Communications Inc., Series B Wts., strike $7.50, expires January 2010*                                   14,016
    7,008  XO Communications Inc., Series C Wts., strike $10.00, expires January 2010*                                  10,512
                                                                                                                --------------
                                                                                                                        49,852
                                                                                                                --------------
TOTAL WARRANTS (Cost $21,326)                                                                                           49,854
                                                                                                                --------------

                 See Accompanying Notes to Financial Statements.

                                                                                                  NUMBER
                                                                                                 OF SHARES          VALUE
                                                                                               -------------    --------------
SHORT-TERM INVESTMENTS (10.7%)
    AIM Institutional Fund - Liquid Asset Portfolio~~ (Cost $10,564,305)                          10,564,305    $   10,564,305

                                                                                                   PAR
                                                                                                   (000)
                                                                                               -------------
    State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 09/02/03^^ (Cost $4,515,000)    $       4,515         4,515,000
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $15,079,305)                                                                     15,079,305
                                                                                                                --------------
TOTAL INVESTMENTS AT VALUE (119.4%) (Cost $167,873,171)                                                            168,570,783

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.4%)                                                                     (27,330,528)
                                                                                                                --------------
NET ASSETS (100.0%)                                                                                             $  141,240,255
                                                                                                                ==============

** Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations -- The interest rate shown is the rate as of August 31, 2003.

+ Step Bond -- The interest stated is as of August 31, 2003 and will reset at a future date.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2003, these securities amounted to a value of $4,481,547 or 3.2% of net assets.

@@   Security in default.

*    Non-income producing security.

~    Security or portion thereof is out on loan.

~~ Represents security purchased with cash collateral received for securities on loan.

##   Collateral segregated for futures contracts.

^^   Collateral segregated for TBA securities.

^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.

(1)  Par value of security held is less than $1,000.

                            INVESTMENT ABBREVIATIONS

             TBA                                    To Be Announced

                 See Accompanying Notes to Financial Statements.

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                       ANNUAL INVESTMENT ADVISER'S REPORT

                                                              September 19, 2003

Dear Shareholder:

We are writing to report on the results of the Credit Suisse Institutional High Yield Fund(1) (the "Fund") for the fiscal year ended August 31, 2003.

At August 31, 2003, the net asset value ("NAV") per share of the Fund was $10.26, compared to an NAV per share of $9.90 on August 31, 2002. Assuming the reinvestment of distributions totalling $1.19091 per share, the Fund's total return was 16.96%. By comparison, the Citigroup High-Yield Market Index(2) (CHYMI) and the Credit Suisse First Boston High Yield Index, Developed Countries Only(2) gained 26.89% and 22.95%, respectively, during the same period.

The Fund's performance was more in line with that of its peers, while still underperforming them. As represented by the Lipper High Yield Bond Funds Index,(3) the broad universe of high yield funds returned 21.79%.

The high yield market's buoyancy throughout most of the fiscal year was due to a combination of several favorable factors. Investors' appetite for relatively risky financial assets revived in late 2002, for example. There was a generalized sense that the long string of accounting-based irregularities and corporate governance issues that had plagued high yield in 2001 and 2002 may have finally run its course.

In addition, there was a widespread search for yield at a time when interest rates -- and, therefore, the returns available from money market funds -- were historically low. The Federal Reserve cut its benchmark fed funds rate twice in the period, by a total of 75 bps, to 1.00% (I.E., the lowest such level since
1958). Investors thus poured fresh cash into high yield mutual funds, which acted aggressively to put the cash to work.

Other factors that helped to enhance high yield's popularity included valuations that, early in the period, remained near historically low levels by certain measures; a default rate that continued to decline, suggesting that overall credit quality was improving; and vigorous buying of the bonds of "fallen angels" (I.E., investment-grade companies whose debt had been downgraded to high yield status), which had lost substantial value during much of 2002.

We attribute the Fund's underperformance primarily to our positioning of the portfolio in certain industry sectors:

- Our relative results in utilities and energy trading companies each suffered from the combined impact of our underweight allocation and security selection.

- As represented by CHYMI, the strongest sectors in the broad high yield market during the period tended to be those that had absorbed harsh punishment in most of 2002 and had sold off in line with their equity-market counterparts. These notably included many telecommunications and technology subcategories, whose sharp gains reflected the period's revival of risk tolerance. We maintained a decidedly underweight stance in most of these as a defensive measure, which detracted from our performance accordingly.

A big-picture factor that dampened performance in the fiscal year's first half was that, at the time, we chose not to own the securities of many of the most prominent fallen angels. Our avoidance of such companies was based on our belief that their underlying fundamentals remained problematic. As we mentioned earlier, however, the bonds of fallen angels enjoyed momentum-fuelled rallies in late 2002 and well into 2003.

The most positive contributions to the Fund's overall return came from our overweight exposure and security selection in cable television, which proved particularly effective. To a lesser degree, performance additionally benefited from our overweight and security selection in health care facilities/supplies; and our overweights in consumer products/tobacco, gaming and competitive local-exchange telecom service providers.


Sincerely yours,


Credit Suisse High Yield Management Team


Richard J. Lindquist, CFA, Managing Director
Misia K. Dudley, Director
Philip L. Schantz, Director
Mary Ann Thomas, CFA, Director
John M. Tobin, CFA, Director
John F. Dessauer, CFA, Vice President
Michael J. Dugan, Vice President


NOTE: HIGH YIELD BONDS ARE LOWER-QUALITY BONDS ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

COMPARISON OF CHANGE IN VALUE OF $3 MILLION INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND(1), THE CITIGROUP HIGH-YIELD MARKET INDEX(2),(4) AND THE CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX, DEVELOPED COUNTRIES ONLY(2),(4) FROM INCEPTION (2/26/93). (UNAUDITED)

                                                                                           CREDIT SUISSE FIRST BOSTON
                   CREDIT SUISSE INSTITUTIONAL              CITIGROUP HIGH-YIELD         HIGH YIELD INDEX,  DEVELOPED
                 HIGH YIELD FUND(1) $5,379,300    MARKET INDEX(2),(4) $6,181,046     COUNTRIES ONLY(2),(4) $6,223,429
 2/28/1993                        $  3,000,000                      $  3,000,000                         $  3,000,000
 3/31/1993                        $  3,094,000                      $  3,046,500                         $  3,063,330
 4/30/1993                        $  3,122,000                      $  3,069,958                         $  3,080,852
 5/31/1993                        $  3,182,000                      $  3,112,323                         $  3,125,740
 6/30/1993                        $  3,276,000                      $  3,181,728                         $  3,182,316
 7/31/1993                        $  3,344,000                      $  3,212,909                         $  3,215,412
 8/31/1993                        $  3,388,000                      $  3,247,609                         $  3,242,808
 9/30/1993                        $  3,402,000                      $  3,255,403                         $  3,261,227
10/31/1993                        $  3,550,000                      $  3,318,558                         $  3,320,907
11/30/1993                        $  3,564,000                      $  3,336,478                         $  3,362,684
12/31/1993                        $  3,486,000                      $  3,373,179                         $  3,405,121
 1/31/1994                        $  3,746,010                      $  3,446,377                         $  3,465,732
 2/28/1994                        $  3,640,962                      $  3,430,524                         $  3,470,931
 3/31/1994                        $  3,404,814                      $  3,302,908                         $  3,368,920
 4/30/1994                        $  3,364,179                      $  3,272,852                         $  3,323,743
 5/31/1994                        $  3,447,588                      $  3,284,307                         $  3,342,688
 6/30/1994                        $  3,377,011                      $  3,287,920                         $  3,320,226
 7/31/1994                        $  3,374,838                      $  3,320,141                         $  3,335,930
 8/31/1994                        $  3,463,935                      $  3,338,734                         $  3,359,949
 9/30/1994                        $  3,505,472                      $  3,330,053                         $  3,373,322
10/31/1994                        $  3,467,827                      $  3,330,719                         $  3,375,649
11/30/1994                        $  3,436,824                      $  3,294,081                         $  3,336,593
12/31/1994                        $  3,370,391                      $  3,330,975                         $  3,371,894
 1/31/1995                        $  3,281,396                      $  3,378,941                         $  3,407,333
 2/28/1995                        $  3,290,524                      $  3,491,460                         $  3,491,153
 3/31/1995                        $  3,312,297                      $  3,527,771                         $  3,530,603
 4/30/1995                        $  3,458,838                      $  3,610,674                         $  3,608,982
 5/31/1995                        $  3,605,379                      $  3,718,272                         $  3,710,720
 6/30/1995                        $  3,624,627                      $  3,744,672                         $  3,735,248
 7/31/1995                        $  3,679,258                      $  3,789,608                         $  3,793,144
 8/31/1995                        $  3,733,889                      $  3,813,103                         $  3,803,803
 9/30/1995                        $  3,800,734                      $  3,857,335                         $  3,847,546
10/31/1995                        $  3,820,188                      $  3,889,737                         $  3,890,254
11/30/1995                        $  3,837,209                      $  3,925,133                         $  3,908,538
12/31/1995                        $  3,916,355                      $  3,987,543                         $  3,958,099
 1/31/1996                        $  4,021,458                      $  4,046,160                         $  4,033,382
 2/29/1996                        $  4,101,537                      $  4,071,246                         $  4,054,799
 3/31/1996                        $  4,089,815                      $  4,050,890                         $  4,043,770
 4/30/1996                        $  4,120,317                      $  4,049,675                         $  4,065,687
 5/31/1996                        $  4,199,114                      $  4,072,353                         $  4,098,538
 6/30/1996                        $  4,184,330                      $  4,103,710                         $  4,107,637
 7/31/1996                        $  4,158,244                      $  4,130,384                         $  4,144,605
 8/31/1996                        $  4,197,374                      $  4,173,340                         $  4,189,781
 9/30/1996                        $  4,320,463                      $  4,270,996                         $  4,261,804
10/31/1996                        $  4,323,133                      $  4,320,113                         $  4,297,603
11/30/1996                        $  4,373,868                      $  4,403,059                         $  4,364,560
12/31/1996                        $  4,415,130                      $  4,437,843                         $  4,449,712
 1/31/1997                        $  4,480,661                      $  4,471,127                         $  4,482,284
 2/28/1997                        $  4,559,844                      $  4,547,136                         $  4,566,506
 3/31/1997                        $  4,477,208                      $  4,500,300                         $  4,515,361
 4/30/1997                        $  4,493,883                      $  4,532,252                         $  4,555,593
 5/31/1997                        $  4,607,828                      $  4,623,804                         $  4,647,069
 6/30/1997                        $  4,701,436                      $  4,701,946                         $  4,710,270
 7/31/1997                        $  4,817,486                      $  4,809,621                         $  4,810,174
 8/31/1997                        $  4,834,469                      $  4,821,645                         $  4,836,149
 9/30/1997                        $  4,958,410                      $  4,906,024                         $  4,931,905
10/31/1997                        $  4,993,104                      $  4,945,272                         $  4,931,363
11/30/1997                        $  4,998,886                      $  4,970,493                         $  4,966,425
12/31/1997                        $  5,070,574                      $  5,022,683                         $  5,011,569
 1/31/1998                        $  5,180,224                      $  5,135,693                         $  5,096,716
 2/28/1998                        $  5,257,275                      $  5,170,616                         $  5,136,572
 3/31/1998                        $  5,332,451                      $  5,226,459                         $  5,162,255
 4/30/1998                        $  5,335,460                      $  5,254,682                         $  5,200,920
 5/31/1998                        $  5,356,525                      $  5,268,869                         $  5,216,471
 6/30/1998                        $  5,369,774                      $  5,280,461                         $  5,227,478
 7/31/1998                        $  5,357,486                      $  5,322,704                         $  5,264,070
 8/31/1998                        $  5,099,442                      $  4,966,083                         $  4,906,535
 9/30/1998                        $  4,995,678                      $  5,027,166                         $  4,905,995
10/31/1998                        $  4,872,988                      $  4,957,791                         $  4,808,415
11/30/1998                        $  5,001,970                      $  5,206,672                         $  5,052,249
12/31/1998                        $  5,005,871                      $  5,203,028                         $  5,040,579
 1/31/1999                        $  5,070,172                      $  5,281,073                         $  5,104,796
 2/28/1999                        $  5,060,527                      $  5,236,712                         $  5,085,448
 3/31/1999                        $  5,134,520                      $  5,281,224                         $  5,119,979
 4/30/1999                        $  5,262,229                      $  5,391,602                         $  5,218,845
 5/31/1999                        $  5,186,914                      $  5,306,953                         $  5,166,657
 6/30/1999                        $  5,186,978                      $  5,295,278                         $  5,159,372
 7/31/1999                        $  5,200,381                      $  5,306,928                         $  5,164,583
 8/31/1999                        $  5,133,366                      $  5,243,775                         $  5,115,003
 9/30/1999                        $  5,081,169                      $  5,203,923                         $  5,068,917
10/31/1999                        $  5,046,837                      $  5,168,536                         $  5,033,891
11/30/1999                        $  5,125,801                      $  5,249,682                         $  5,095,405
12/31/1999                        $  5,230,720                      $  5,293,779                         $  5,154,460
 1/31/2000                        $  5,276,634                      $  5,249,841                         $  5,123,070
 2/29/2000                        $  5,460,292                      $  5,262,441                         $  5,142,537
 3/31/2000                        $  5,386,440                      $  5,155,613                         $  5,049,509
 4/30/2000                        $  5,285,151                      $  5,176,235                         $  5,048,449
 5/31/2000                        $  5,209,183                      $  5,104,286                         $  4,977,720
 6/30/2000                        $  5,261,311                      $  5,219,132                         $  5,083,247
 7/31/2000                        $  5,253,901                      $  5,276,021                         $  5,123,354
 8/31/2000                        $  5,227,965                      $  5,315,063                         $  5,153,582
 9/30/2000                        $  5,157,678                      $  5,258,192                         $  5,105,654
10/31/2000                        $  5,005,535                      $  5,102,550                         $  4,948,451
11/30/2000                        $  4,743,086                      $  4,893,855                         $  4,738,092
12/31/2000                        $  4,810,749                      $  4,993,690                         $  4,835,176
 1/31/2001                        $  5,061,472                      $  5,330,115                         $  5,135,972
 2/28/2001                        $  5,057,555                      $  5,393,756                         $  5,193,032
 3/31/2001                        $  4,968,039                      $  5,295,757                         $  5,091,716
 4/30/2001                        $  4,899,653                      $  5,217,920                         $  5,041,869
 5/31/2001                        $  4,972,061                      $  5,301,553                         $  5,134,588
 6/30/2001                        $  4,850,214                      $  5,155,750                         $  5,044,733
 7/31/2001                        $  4,871,030                      $  5,252,910                         $  5,114,905
 8/31/2001                        $  4,929,316                      $  5,324,586                         $  5,182,883
 9/30/2001                        $  4,582,057                      $  4,941,210                         $  4,845,995
10/31/2001                        $  4,701,849                      $  5,105,387                         $  4,970,053
11/30/2001                        $  4,830,198                      $  5,299,463                         $  5,136,549
12/31/2001                        $  4,853,545                      $  5,265,414                         $  5,137,577
 1/31/2002                        $  4,889,037                      $  5,287,955                         $  5,184,175
 2/28/2002                        $  4,826,926                      $  5,230,438                         $  5,141,509
 3/31/2002                        $  4,913,970                      $  5,369,667                         $  5,263,877
 4/30/2002                        $  4,959,135                      $  5,457,537                         $  5,347,309
 5/31/2002                        $  4,913,970                      $  5,389,847                         $  5,327,310
 6/30/2002                        $  4,692,209                      $  4,915,152                         $  5,145,063
 7/31/2002                        $  4,553,112                      $  4,692,938                         $  4,997,760
 8/31/2002                        $  4,590,205                      $  4,871,537                         $  5,061,781
 9/30/2002                        $  4,512,551                      $  4,775,729                         $  4,994,520
10/31/2002                        $  4,455,189                      $  4,759,453                         $  4,962,151
11/30/2002                        $  4,675,080                      $  5,122,633                         $  5,231,853
12/31/2002                        $  4,713,174                      $  5,184,975                         $  5,293,359
 1/31/2003                        $  4,788,224                      $  5,377,447                         $  5,442,394
 2/28/2003                        $  4,878,285                      $  5,449,563                         $  5,522,914
 3/31/2003                        $  4,978,998                      $  5,632,996                         $  5,664,908
 4/30/2003                        $  5,182,430                      $  5,983,064                         $  5,953,745
 5/31/2003                        $  5,243,459                      $  6,022,768                         $  6,033,632
 6/30/2003                        $  5,384,544                      $  6,210,052                         $  6,207,220
 7/31/2003                        $  5,374,079                      $  6,118,255                         $  6,154,651
 8/31/2003                        $  5,379,300                      $  6,181,046                         $  6,223,429

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2003(1)

                                                                     SINCE
     ONE YEAR      THREE YEARS      FIVE YEARS      TEN YEARS      INCEPTION
     --------      -----------      ----------      ---------      ---------
      16.96%          0.89%            1.03%          4.71%          5.69%

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                     SINCE
     ONE YEAR      THREE YEARS      FIVE YEARS      TEN YEARS      INCEPTION
     --------      -----------      ----------      ---------      ---------
      21.69%          2.11%            1.91%          4.90%          5.87%

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) Effective December 12, 2002, the Fund changed its performance benchmark from the CSFB High Yield Index, Developed Countries Only to the Citigroup High-Yield Market Index because the construction methodology and sector codes of the latter index more closely resemble those of the Fund's portfolio. The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. Its name was changed from the Salomon Smith Barney High-Yield Market Index effective April 7, 2003. The Credit Suisse First Boston High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's advisor. Its name changed from The Credit Suisse First Boston Domestic+ High Yield Index effective May 31, 2001. Investors cannot invest directly in an index.

(3) The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Investors cannot invest directly in an index.

(4) Performance for both indices are shown from March 1, 1993 to August 31, 2003.

                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2003

   PAR                                                                 RATINGS#
  (000)                                                             (S&P / MOODY'S)   MATURITY   RATE%       VALUE
  -----                                                             ---------------   --------   -----    -----------
CORPORATE BONDS (101.0%)
AEROSPACE (0.4%)
$     100  L-3 Communications Corp., Global Company
             Guaranteed Notes (Callable 07/15/08 @ $103.06)           (BB- , Ba3)     07/15/13    6.125   $    95,000
                                                                                                          -----------

AUTOMOBILE MANUFACTURING/VEHICLE PARTS (4.8%)
      100  Collins & Aikman Products Corp., Company
             Guaranteed Notes (Callable 04/15/04 @ $100.00)~           (B- , B3)      04/15/06   11.500        76,000
      100  Cummins, Inc., Rule 144A, Senior Notes
             (Callable 12/01/06 @ $104.75)++                          (BB+ , Ba2)     12/01/10    9.500       112,000
      200  Delco Remy International, Inc., Company
             Guaranteed Notes (Callable 08/01/04 @ $100.00)~          (CCC+ , B3)     08/01/06   10.625       179,000
      100  Holley Performance Products, Series B, Company
             Guaranteed Notes (Callable 09/15/03 @ $106.12)          (CCC- , Caa3)    09/15/07   12.250        38,500
      450  Motor Coach Industries International, Inc., Company
             Guaranteed Notes (Callable 05/01/04 @ $105.62)          (CCC+ , Caa1)    05/01/09   11.250       227,812
      200  Stanadyne Automotive Corp., Series B, Company
             Guaranteed Notes (Callable 12/15/03 @ $103.42)           (B , Caa1)      12/15/07   10.250       175,000
      150  Tenneco Automotive, Inc., Rule 144A, Secured Notes
             (Callable 07/15/08 @ $105.12)++                          (CCC+ , B2)     07/15/13   10.250       156,000
      350  Titan International, Inc., Senior Subordinated Notes
             (Callable 04/01/04 @ $101.46)                           (CCC , Caa3)     04/01/07    8.750       204,750
      100  TRW Automotive, Rule 144A, Senior Subordinated Notes
             (Callable 02/15/08 @ $105.50)++, ~                       (B+ , B2)       02/15/13   11.000       115,000
                                                                                                          -----------
                                                                                                            1,284,062
                                                                                                          -----------

BROADCAST/OUTDOOR (1.8%)
      100  Entravision Communications Corp., Global Company
             Guaranteed Notes (Callable 03/15/06 @ $104.06)            (B- , B3)      03/15/09    8.125       103,750
      100  Interep National Radio Sales, Inc., Series B, Company
             Guaranteed Notes (Callable 07/01/04 @ $103.33)          (CCC- , Caa2)    07/01/08   10.000        87,500
      100  Paxson Communications Corp., Global Company
             Guaranteed Notes (Callable 01/15/06 @ $106.12)+         (CCC+ , Caa1)    01/15/09   12.250        80,500
      100  Radio One, Inc., Series B, Global Company Guaranteed
             Notes (Callable 07/01/06 @ $104.44)                       (B- , B2)      07/01/11    8.875       109,750
      100  Sinclair Broadcast Group, Inc., Global Company
             Guaranteed Notes                                          (B , B2)       12/15/11    8.750       108,250
                                                                                                          -----------
                                                                                                              489,750
                                                                                                          -----------

BUILDING PRODUCTS (1.6%)
      100  Associated Materials, Inc., Global Company
             Guaranteed Notes (Callable 04/15/07 @ $104.88)            (B- , B3)      04/15/12    9.750       105,500
      250  Building Materials Corp., Company Guaranteed Notes          (B , B2)       12/01/08    8.000       236,875
      100  Dayton Superior Corp., Company Guaranteed Notes
             (Callable 06/15/07 @ $102.17)                            (B- , Caa2)     06/15/09   13.000        86,500
                                                                                                          -----------
                                                                                                              428,875
                                                                                                          -----------

CABLE (10.1%)
      250  Adelphia Communications Corp., Series B,
             Senior Notes@@                                            (NR , NR)      07/15/04   10.500       167,500
      250  Century Communications Corp.,
             Senior Discount Notes@@                                   (NR , NR)      03/15/49     0.00       151,250
      200  Charter Communications Holdings LLC, Senior
             Discount Notes (Callable 04/01/04 @ $104.96)+            (CCC- , Ca)     04/01/11    9.920       135,000

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS#
  (000)                                                             (S&P / MOODY'S)   MATURITY   RATE%       VALUE
  -----                                                             ---------------   --------   -----   -------------
CABLE -- (CONTINUED)
$     100  Charter Communications Holdings LLC, Senior Notes
             (Callable 01/15/05 @ $105.12)                            (CCC- , Ca)     01/15/10   10.250   $    77,000
      400  Coaxial LLC, Company Guaranteed Notes
             (Callable 08/15/04 @ $104.29)+                           (CCC+ , NR)     08/15/08   12.875       423,000
      100  Comcast UK Cable Partners, Ltd., Yankee Debentures
             (Callable 11/15/03 @ $100.00)                            (C , Caa2)      11/15/07   11.200        99,750
      100  CSC Holdings, Inc., Senior Subordinated Debentures
             (Callable 02/15/04 @ $103.60)                             (B+ , B2)      02/15/13    9.875       105,000
      250  Frontiervision Holdings LP, Senior Discount Notes
             (Callable 09/15/03 @ $103.96)@@                           (NR , NR)      09/15/07   11.875       225,000
      250  Insight Communications Company, Inc., Senior
             Discount Notes (Callable 02/15/06 @ $106.12)+            (B- , Caa1)     02/15/11   12.250       190,625
      150  Insight Midwest, Senior Notes
             (Callable 10/01/04 @ $104.88)                             (B+ , B2)      10/01/09    9.750       154,500
      410  James Cable Partners LP, Series B, Senior Notes@@           (NR , Ca)      08/15/04   10.750       231,650
      100  LodgeNet Entertainment Corp., Senior Subordinated
             Debentures (Callable 06/15/08 $104.75)                    (B- , B3)      06/15/13    9.500       104,500
      100  Mediacom LLC Capital Corp., Senior Notes
             (Callable 01/15/06 @ $104.75)                             (B+ , B2)      01/15/13    9.500       101,500
      150  Mediacom LLC Capital Corp., Senior Notes
             (Callable 02/15/06 @ $103.94)                             (B+ , B2)      02/15/11    7.875       140,250
      150  Northland Cable Television, Inc., Company
             Guaranteed Notes (Callable 11/15/03 @ $103.42)           (CC , Caa3)     11/15/07   10.250       144,750
      250  Olympus Communications LP, Series B, Senior Notes
             (Callable 11/15/03 @ $101.77)@@                           (NR , NR)      11/15/06   10.625       251,562
                                                                                                          -----------
                                                                                                            2,702,837
                                                                                                          -----------

CAPITAL GOODS (0.7%)
      100  Intermet Corp., Global Company Guaranteed Notes
             (Callable 06/15/06 @ $104.88)                             (B+ , B2)      06/15/09    9.750        95,500
      100  SPX Corp., Senior Notes
             (Callable 01/01/08 @ $103.75)                            (BB+ , Ba3)     01/01/13    7.500       104,500
                                                                                                          -----------
                                                                                                              200,000
                                                                                                          -----------

CHEMICALS (2.7%)
      100  Acetex Corp., Global Senior Notes
             (Callable 08/01/05 @ $105.44)                             (B+ , B2)      08/01/09   10.875       109,500
      150  Applied Extrusion Technologies, Inc., Series B,
             Company Guaranteed Notes
             (Callable 07/01/06 @ $105.38)                            (B , Caa1)      07/01/11   10.750       100,500
      100  Equistar Chemicals LP/ Equistar Funding Corp.,
             Global Company Guaranteed Notes                          (BB- , B1)      09/01/08   10.125       100,500
      110  Lyondell Chemical Co., Series B, Senior Secured
             Notes (Callable 05/01/04 @ $104.94)                      (BB- , Ba3)     05/01/07    9.875       109,450
      100  Radnor Holdings Corp., Rule 144A, Senior Notes
             (Callable 03/15/07 @ $105.50)++                           (B , B2)       03/15/10   11.000        80,500
      250  Terra Capital, Inc., Global Secured Notes
             (Callable 06/01/07 @ $105.75)                            (B- , Caa1)     06/01/10   11.500       213,750
                                                                                                          -----------
                                                                                                              714,200
                                                                                                          -----------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (3.1%)
      100  Block Communications, Inc., Global Company
             Guaranteed Notes (Callable 04/15/06 @ $104.62)            (B- , B2)      04/15/09    9.250       106,500
      250  FairPoint Communications, Inc., Series B, Senior
             Subordinated Notes (Callable 05/01/04 @ $103.17)         (B- , Caa1)     05/01/08    9.500       238,750

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS#
  (000)                                                             (S&P / MOODY'S)   MATURITY   RATE%       VALUE
  -----                                                             ---------------   --------   -----   -------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) -- (CONTINUED)
$     400  RCN Corp., Senior Notes
             (Callable 10/15/03 @ $103.33)                             (NR , Ca)      10/15/07   10.000   $   160,000
      232  RCN Corp., Series B, Senior Unsecured Discount Notes
             (Callable 02/15/04 @ $103.27)+                           (CCC- , Ca)     02/15/08    9.800        92,800
      250  Time Warner Telecom LLC, Senior Notes
             (Callable 07/15/04 @ $103.25)                            (CCC+ , B3)     07/15/08    9.750       236,250
                                                                                                          -----------
                                                                                                              834,300
                                                                                                          -----------

COMPUTERS (0.7%)
    2,427  DIVA Systems Corp., Series B, Senior Discount
             Notes (Callable 03/01/04 @ $104.20)@@                     (NR , NR)      03/01/08   12.625       182,025
                                                                                                          -----------

CONGLOMERATE/DIVERSIFIED MANUFACTURING (0.8%)
      150  Jordan Industries, Inc., Series D, Senior Notes
             (Callable 08/01/04 @ $100.00)                           (CCC- , Caa3)    08/01/07   10.375        68,250
      150  TriMas Corp., Global Company Guaranteed Notes
             (Callable 06/15/07 @ $104.94)                             (B , B3)       06/15/12    9.875       147,750
                                                                                                          -----------
                                                                                                              216,000
                                                                                                          -----------

CONSUMER PRODUCTS/TOBACCO (6.0%)
      125  Central Garden & Pet Co., Global Company Guaranteed
             Notes (Callable 02/01/08 @ $104.56)                       (B+ , B2)      02/01/13    9.125       132,500
      715  Diamond Brands Operating, Company
             Guaranteed Notes (Callable 04/15/04 @ $103.38)@@          (D , NR)       04/15/08   10.125         8,937
      100  DIMON, Inc., Series B, Global Company
             Guaranteed Notes (Callable 10/15/06 @ $104.81)           (BB , Ba3)      10/15/11    9.625       110,500
      250  General Binding Corp., Company Guaranteed Notes
             (Callable 06/01/04 @ $103.13)                            (B- , Caa1)     06/01/08    9.375       242,500
      100  Hockey Co./Sports Maska, Inc., Senior Secured,
             Global Notes, Units (Callable 04/15/06 @ $105.62)         (B , B2)       04/15/09   11.250       113,500
      250  Holmes Products Corp., Series D, Senior
             Subordinated Notes (Callable 11/15/03 @ $103.29)         (B- , Caa2)     11/15/07    9.875       218,750
      100  Jafra Cosmetics/Distribution, Rule 144A, Senior
             Subordinated Notes (Callable 05/15/07 @ $105.38)++        (B- , B3)      05/15/11   10.750       105,500
      100  Johnsondiversey, Inc., Series B, Global Company
             Guaranteed Notes (Callable 05/15/07 @ $104.81)            (B , B2)       05/15/12    9.625       106,250
      150  Playtex Products, Inc., Global Company Guaranteed
             Notes (Callable 06/01/06 @ $104.69)                       (B- , B3)      06/01/11    9.375       148,500
      150  Revlon Consumer Products Corp., Global Company
             Guaranteed Notes                                        (CCC+ , Caa1)    12/01/05   12.000       144,750
      100  Scotts Co., Company Guaranteed Notes
             (Callable 01/15/04 @ $104.31)                            (B+ , Ba3)      01/15/09    8.625       105,250
      151  Werner Holding Company, Inc., Series A, Company
             Guaranteed Notes (Callable 11/15/03 @ $103.33)            (B- , B2)      11/15/07   10.000       153,510
                                                                                                          -----------
                                                                                                            1,590,447
                                                                                                          -----------

CONTAINERS (2.1%)
      150  Berry Plastics Corp., Global Company Guaranteed Notes
             (Callable 07/15/07 @ $105.38)                             (B- , B3)      07/15/12   10.750       165,375
      100  Constar International, Inc., Senior Subordinated Notes
             (Callable 12/01/07 @ $105.50)                             (B , B3)       12/01/12   11.000        90,750
      100  Crown European Holdings SA, Rule 144A, Secured Notes
             (Callable 03/01/08 @ $105.44)++                           (B , B2)       03/01/13   10.875       111,000
      100  Owens-Illinois, Inc., Senior Notes~                         (B+ , B3)      05/15/08    7.350        97,000
      100  Tekni-Plex, Inc., Series B, Company Guaranteed Notes
             (Callable 06/15/05 @ $106.38)                             (B- , B3)      06/15/10   12.750        97,000
                                                                                                          -----------
                                                                                                              561,125
                                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                RATINGS#
   (000)                                                            (S&P / MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                            ---------------   --------   -----   -------------
DIVERSIFIED TELECOMMUNICATIONS (1.1%)
$     125  Gray Television, Inc., Global Company Guaranteed Notes
             (Callable (12/15/06 @ $104.62)                            (B- , B3)      12/15/11    9.250   $   136,563
      150  Primus Telecommunications Group, Inc., Senior Notes
             (Callable 01/15/04 @ $105.62)                           (CCC- , Caa3)    01/15/09   11.250       147,750
                                                                                                          -----------
                                                                                                              284,313
                                                                                                          -----------

ELECTRIC UTILITIES (0.5%)
      150  Sierra Pacific Resources, Notes                             (B- , B2)      05/15/05    8.750       146,250
                                                                                                          -----------

ELECTRONICS/INFORMATION/DATA TECHNOLOGY (1.0%)
      332  Ampex Corp., Secured Notes                                  (NR , NR)      08/15/08   12.000        49,755
      100  Seagate Technology HDD Holdings, Global Company
             Guaranteed Notes (Callable 05/15/06 @ $104.00)           (BB+ , Ba2)     05/15/09    8.000       108,250
      100  Solectron Corp., Senior Notes
             (Callable 02/15/06 @ $104.81)~                           (BB- , Ba3)     02/15/09    9.625       108,250
                                                                                                          -----------
                                                                                                              266,255
                                                                                                          -----------

ENERGY - OTHER (2.4%)
      100  Amerigas Partners LP Eagle Finance Corp., Series B,
             Global Senior Notes
             (Callable 05/20/06 @  $104.44)                           (BB- , B2)      05/20/11    8.875       107,500
      115  Chesapeake Energy Corp., Global Company Guaranteed
             Notes (Callable 04/01/06 @ $104.06)                      (BB- , Ba3)     04/01/11    8.125       120,750
      500  Eagle Geophysical, Inc., Senior Notes^                      (NR , NR)      07/15/08   10.750            50
      100  Giant Industries, Inc., Global Company Guaranteed
             Notes (Callable 05/15/07 @ $105.50)                       (B- , B3)      05/15/12   11.000        97,500
      100  Swift Energy Co., Senior Subordinated Notes
             (Callable 05/01/07 @ $104.69)                             (B , B3)       05/01/12    9.375       106,500
      150  Trico Marine Services, Inc., Global Company
             Guaranteed Notes (Callable 05/15/07 @ $104.44)          (CCC+ , Caa1)    05/15/12    8.875       110,250
      100  Williams Companies, Inc., Notes                             (B+ , B3)      12/01/08    6.500        95,500
                                                                                                          -----------
                                                                                                              638,050
                                                                                                          -----------

ENVIRONMENTAL SERVICES (0.8%)
      100  Allied Waste North America, Inc., Series B,
             Company Guaranteed Notes
             (Callable 01/01/04 @ $103.94)                            (BB- , Ba3)     01/01/09    7.875       102,875
      100  IMC Global, Inc., Series B, Global Company
             Guaranteed Notes (Callable 06/01/06 @ $105.62)            (B+ , B1)      06/01/11   11.250       104,000
                                                                                                          -----------
                                                                                                              206,875
                                                                                                          -----------
FOOD PROCESSORS/BEVERAGE/BOTTLING (5.1%)
      125  Aurora Foods, Inc., Series B, Senior Subordinated
             Notes (Callable 02/15/04 @ $103.65)                       (D , Ca)       02/15/07    9.875        63,125
      100  B&G Foods, Inc., Series D, Global Company
             Guaranteed Notes (Callable 08/01/04 @ $101.60)            (B- , B3)      08/01/07    9.625       102,000
      100  Curtice Burns Food, Inc., Company Guaranteed Notes
             (Callable 11/01/03 @ $105.94)                             (B- , B3)      11/01/08   11.875       107,250
      350  Eagle Family Foods, Inc., Series B, Company
             Guaranteed Notes (Callable 01/15/04 @ $102.92)          (CCC+ , Caa2)    01/15/08    8.750       239,750
      150  Land O' Lakes, Inc., Global Senior Notes
             (Callable 11/15/06 @ $104.38)                             (B+ , B2)      11/15/11    8.750       121,125
      100  Luigino's, Inc., Senior Subordinated Notes
             (Callable 02/01/04 @ $102.50)                             (B- , B3)      02/01/06   10.000       103,000

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS#
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%         VALUE
---------                                                          ---------------    --------        -----     --------------
FOOD PROCESSORS/BEVERAGE/BOTTLING -- (CONTINUED)
$     200  National Wine & Spirits, Inc., Company Guaranteed
             Notes (Callable 01/15/04 @ $105.06)                      (CCC+ , B3)     01/15/09        10.125    $      176,000
      250  New World Pasta Co., Company Guaranteed Notes
             (Callable 02/15/04 @ $104.62)                            (NR , Caa3)     02/15/09         9.250            67,500
      100  Pilgrim's Pride Corp., Company Guaranteed Notes
             (Callable 09/15/06 @ $104.81)                            (BB- , B1)      09/15/11         9.625           106,500
      150  Premier International Foods PLC, Yankee Senior
             Notes (Callable 09/01/04 @ $106.00)                       (B- , B3)      09/01/09        12.000           165,000
      100  Roundy's, Inc., Series B, Global Company
             Guaranteed Notes (Callable 06/15/07 @ $104.44)            (B , B2)       06/15/12         8.875           104,750
                                                                                                                --------------
                                                                                                                     1,356,000
                                                                                                                --------------

GAMING (9.9%)
      100  Ameristar Casinos, Inc., Global Company Guaranteed
             Notes (Callable 02/15/06 @ $105.38)                       (B , B3)       02/15/09        10.750           112,000
      100  Argosy Gaming Co., Senior Subordinated Notes
             (Callable 09/01/06 @ $104.50)                             (B+ , B2)      09/01/11         9.000           108,250
      100  Aztar Corp., Global Senior Subordinated Notes
             (Callable 08/15/06 @ $104.50)                            (B+ , Ba3)      08/15/11         9.000           107,250
      100  Coast Hotels & Casinos, Inc., Company Guaranteed
             Notes (Callable 04/01/04 @ 104.75)                        (B , B2)       04/01/09         9.500           107,000
      150  Hard Rock Hotel, Inc., Rule 144A, Notes
             (Callable 06/01/08 @ $104.44)++                           (B , B3)       06/01/13         8.875           155,250
      150  Herbst Gaming, Inc., Series B, Global Secured
             Notes (Callable 09/01/05 @ $105.38)                       (B , B2)       09/01/08        10.750           165,750
      100  Isle of Capri Casinos, Inc., Company Guaranteed
             Notes (Callable 04/15/04 @ $104.38)                       (B , B2)       04/15/09         8.750           106,500
      100  Kerzner International, Ltd., Global Company
             Guaranteed Notes (Callable 08/15/06 @ $104.44)            (B+ , B2)      08/15/11         8.875           108,250
      250  Majestic Investor Holdings, Company Guaranteed
             Notes (Callable 11/30/05 @ $105.83)                       (B , B2)       11/30/07        11.653           263,750
      250  Majestic Star Casino LLC, Series B, Company
             Guaranteed Notes (Callable 07/01/04 @ $102.72)            (B , B2)       07/01/06        10.875           264,845
      250  Old Evangeline Downs, Rule 144A, Secured Notes
             (Callable 03/01/07 @ $106.50)++                          (B- , Caa1)     03/01/10        13.000           255,938
      250  Peninsula Gaming LLC, Series B, Company Guaranteed
             Notes (Callable 07/01/04 @ $105.33)                       (B , B2)       07/01/06        12.250           260,312
      100  Penn National Gaming, Inc., Series B, Global Company
             Guaranteed Notes (Callable 03/01/05 @ $105.56)            (B- , B3)      03/01/08        11.125           112,000
      200  Waterford Gaming LLC, Rule 144A, Senior Notes
             (Callable 09/15/08 @ $103.55)++                           (B+ , B1)      09/15/12         8.625           208,000
      300  Windsor Woodmont Black Hawk, Series B, First
             Mortgage (Callable 03/15/04 @ $104.33)@@                  (NR , NR)      03/15/05        13.000           196,875
      100  Wynn Las Vegas LLC, Second Mortgage Note
             (Callable 11/01/06 @ $112.00)                            (CCC+ , B3)     11/01/10        12.000           114,000
                                                                                                                --------------
                                                                                                                     2,645,970
                                                                                                                --------------

GAS PIPELINES (1.9%)
      100  El Paso CGP Co., Notes                                     (B , Caa1)      02/01/09         6.375            83,750
      100  El Paso Corp., Senior Notes~                               (B , Caa1)      05/15/11         7.000            86,750
      100  El Paso Production Holdings Co., Rule 144A,
             Company Guaranteed Notes
             (Callable 06/01/08 @ $103.88)++                           (B+ , B2)      06/01/13         7.750            97,500

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS#
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%         VALUE
---------                                                          ---------------    --------        -----     --------------
GAS PIPELINES -- (CONTINUED)
$     150  Gemstone Investors, Ltd., Rule 144A, Company
             Guaranteed Notes++                                       (B , Caa1)      10/31/04         7.710    $      148,875
      100  Reliant Resources, Inc., Rule 144A, Secured Notes
             (Callable 07/15/08 @ $104.75)++                           (B , B1)       07/15/13         9.500            92,500
                                                                                                                --------------
                                                                                                                       509,375
                                                                                                                --------------

HEALTHCARE FACILITIES/SUPPLIES (4.0%)
      100  Alpharma, Inc., Rule 144A, Senior Notes
             (Callable 05/01/07 @ $104.31)++                           (B+ , B3)      05/01/11         8.625           101,500
      100  Extendicare Health Services, Inc., Company
             Guaranteed Notes (Callable 12/15/03 @ $103.12)           (CCC+ , B3)     12/15/07         9.350           103,000
      100  HEALTHSOUTH Corp., Global Notes@@,~                        (D , Caa2)      06/01/12         7.625            82,000
      300  Magellan Health Services, Inc., Rule 144A, Senior
             Notes (Callable 11/15/05 @ $104.69)++, @@                 (D , NR)       11/15/07         9.375           315,000
      100  Magellan Health Services, Inc., Senior
             Subordinated Notes (Callable 02/15/04 @ $103.00)@@        (D , NR)       02/15/08         9.000            49,500
       50  Rotech Healthcare, Inc., Global Company Guaranteed
             Notes (Callable 04/01/07 @ $104.75)                       (B+ , B2)      04/01/12         9.500            52,250
      100  Vanguard Health Systems, Inc., Global Company
             Guaranteed Notes (Callable 08/01/06 @ $104.88)           (CCC+ , B3)     08/01/11         9.750           102,500
      150  Ventas Realty LP, Global Company Guaranteed Notes          (BB- , Ba3)     05/01/12         9.000           160,875
      100  Vicar Operating, Inc., Company Guaranteed Notes
             (Callable 12/01/05 @ $104.94)                             (B- , B3)      12/01/09         9.875           108,500
                                                                                                                --------------
                                                                                                                     1,075,125
                                                                                                                --------------

HOME BUILDERS (1.0%)
      100  Beazer Homes USA, Inc., Global Company Guaranteed
             Notes (Callable 04/15/07 @ $104.19)                      (BB , Ba2)      04/15/12         8.375           106,000
      150  Toll Corp., Senior Subordinated Notes
             (Callable 12/01/06 @ $104.12)                            (BB+ , Ba2)     12/01/11         8.250           159,750
                                                                                                                --------------
                                                                                                                       265,750
                                                                                                                --------------

INDUSTRIAL - OTHER (0.9%)
      100  Day International Group, Inc., Series B, Senior
             Notes (Callable 06/01/04 @ $100.00)                       (B- , B2)      06/01/05        11.125           101,625
      504  International Utility Structures, Inc., Subordinated
             Notes (Callable 02/01/04 @ $104.33)@@                     (NR , NR)      02/01/08        13.000            25,200
      100  Wolverine Tube, Inc., Global Company Guaranteed Notes
             (Callable 04/01/06 @ $105.25)                            (BB- , B1)      04/01/09        10.500           104,000
                                                                                                                --------------
                                                                                                                       230,825
                                                                                                                --------------

LEISURE (3.7%)
      100  AMC Entertainment, Inc., Senior Subordinated Notes
             (Callable 02/01/04 @ $104.75)                           (CCC+ , Caa1)    02/01/11         9.500           105,500
      200  Booth Creek Ski Holdings, Inc., Series B, Company
             Guaranteed Notes (Callable 03/15/04 @ $102.08)          (CCC+ , Caa1)    03/15/07        12.500           191,750
      100  Cinemark USA, Inc., Global Senior Subordinated
             Notes (Callable 02/01/08 @ $104.50)                       (B- , B3)      02/01/13         9.000           107,000
      250  Icon Health & Fitness, Inc., Global Company
             Guaranteed Notes (Callable 04/01/07 @ 105.62)             (B- , B3)      04/01/12        11.250           263,750
      121  Imax Corp., Yankee Senior Unsecured Notes
             (Callable 12/01/03 @ $101.97)                           (CCC , Caa2)     12/01/05         7.875           118,693
      100  Intrawest Corp., Yankee Senior Notes
             (Callable 08/15/04 @ $103.25)                             (B+ , B1)      08/15/08         9.750           104,500

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS#
  (000)                                                            (S&P / MOODY'S)    MATURITY         RATE%        VALUE
---------                                                          ---------------    --------         -----    --------------
LEISURE -- (CONTINUED)
$     100  Speedway Motorsports, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 06/01/08 @ $103.38)++       (B+ , Ba2)      06/01/13         6.750    $       99,500
                                                                                                                --------------
                                                                                                                       990,693
                                                                                                                --------------

LODGING (0.4%)
      100  HMH Properties, Inc., Series C, Senior Notes
             (Callable 12/01/03 @ $104.22)                            (B+ , Ba3)      12/01/08         8.450           102,625
                                                                                                                --------------

MACHINERY (0.5%)
      160  Motors & Gears, Inc., Series D, Senior Notes
             (Callable 11/15/03 @ $101.79)                           (CCC+ , Caa1)    11/15/06        10.750           139,200
                                                                                                                --------------

METALS & MINING (1.4%)
      100  Earle M. Jorgensen Co., Global Secured Notes
             (Callable 06/01/07 @ $104.88)                             (B- , B2)      06/01/12         9.750           106,000
      100  Jarden Corp., Global Company Guaranteed Notes
             (Callable 05/01/07 @ $104.88)                             (B- , B2)      05/01/12         9.750           104,000
      150  Metallurg, Inc., Series B, Company Guaranteed
             Notes (Callable 12/01/03 @ $103.67)                     (CCC , Caa2)     12/01/07        11.000            72,750
      100  UCAR Finance, Inc., Global Company Guaranteed
             Notes (Callable 02/15/07 @ $105.12)                       (B , B3)       02/15/12        10.250           104,125
                                                                                                                --------------
                                                                                                                       386,875
                                                                                                                --------------

OIL EQUIPMENT (0.9%)
      115  Parker Drilling Co., Series B, Company Guaranteed
             Notes (Callable 11/15/04 @ $105.06)~                      (B+ , B2)      11/15/09        10.125           113,563
      135  Pride International, Inc., Senior Notes
             (Callable 05/01/04 @ $101.56)                            (BB , Ba2)      05/01/07         9.375           139,725
                                                                                                                --------------
                                                                                                                       253,288
                                                                                                                --------------

PAPER & FOREST PRODUCTS (2.6%)
      100  Ainsworth Lumber Company, Ltd., Yankee Senior Notes         (B- , B3)      07/15/07        12.500           112,500
      150  Box USA Holdings, Series B, Senior Notes
             (Callable 06/01/04 @ $100.00)                             (B , B3)       06/01/06        12.000           150,750
      100  Buckeye Technologies, Inc., Senior Subordinated
             Notes (Callable 12/15/03 @ $100.00)                      (B , Caa1)      12/15/05         8.500            99,000
      100  Caraustar Industries, Inc., Global Company
             Guaranteed Notes (Callable 04/01/06 @ $105.25)            (B+ , B2)      04/01/11         9.875            96,500
      118  Doman Industries, Ltd., Yankee Company
             Guaranteed Notes@@                                       (D , Caa2)      07/01/04        12.000           121,025
      100  Georgia-Pacific Corp., Notes                               (BB+ , Ba3)     05/15/06         7.500           101,750
                                                                                                                --------------
                                                                                                                       681,525
                                                                                                                --------------

PHARMACEUTICALS (0.7%)
      100  aaiPharma, Inc., Global Company Guaranteed Notes
             (Callable 04/01/06 @ 105.50)                             (B- , Caa1)     04/01/10        11.000           110,000
       82  Biovail Corp., Yankee Senior Subordinated Notes
             (Callable 04/01/06 @ 103.94)                             (BB- , B2)      04/01/10         7.875            82,820
                                                                                                                --------------
                                                                                                                       192,820
                                                                                                                --------------

POWER (1.2%)
      150  AES Corp., Rule 144A, Secured Notes
             (Callable 05/15/08 @ $104.50)++                           (B+ , B2)      05/15/15         9.000           153,000

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS#
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%         VALUE
---------                                                          ---------------    --------        -----     --------------
POWER -- (CONTINUED)
$      48  AES Corp., Senior Unsecured Notes                           (B- , B3)      06/01/09         9.500    $       46,440
      150  Edison Mission Energy, Senior Notes                        (BB- , B2)      06/15/09         7.730           117,000
                                                                                                                --------------
                                                                                                                       316,440
                                                                                                                --------------

PUBLISHING (2.9%)
      250  Dex Media East LLC, Global Company Guaranteed Notes
             (Callable 11/15/06 @ $104.94)                             (B , B2)       11/15/09         9.875           284,375
      100  Hollinger, Inc., Rule 144A, Secured Notes
             (Callable 03/01/07 @ $105.94)++                           (B , B3)       03/01/11        11.875           109,750
      300  Liberty Group Publishing, Inc., Debentures
             (Callable 02/01/04 @ $103.88)+                          (CCC+ , Caa2)    02/01/09        11.625           276,000
      100  Phoenix Color Corp., Company Guaranteed Notes
             (Callable 02/01/04 @ 105.19)                            (CCC+ , Caa2)    02/01/09        10.375            94,750
      500  Premier Graphics, Inc., Company Guaranteed Notes
             (Callable 12/01/03 @ $102.88)**, @@                       (NR , NR)      12/01/05        11.500                 0
                                                                                                                --------------
                                                                                                                       764,875
                                                                                                                --------------

RESTAURANTS (1.1%)
      100  American Restaurant Group, Inc., Series D, Company
             Guaranteed Notes (Callable 11/01/04 @ $105.75)          (CCC+ , Caa2)    11/01/06        11.500            70,500
      215  AmeriKing, Inc., Senior Notes
             (Callable 12/01/03 @ $100.00)@@                           (NR , NR)      11/15/07        10.750            21,500
      229  AmeriKing, Inc., Unit, Senior Notes
             (Callable 12/01/03 @ $100.00)@@                           (NR , NR)      05/15/08        13.000            22,945
      100  Carrols Corp., Company Guaranteed Notes
             (Callable 12/01/03 @ $104.75)                             (B- , B3)      12/01/08         9.500            96,500
      100  Sbarro, Inc., Company Guaranteed Notes
             (Callable 09/15/04 @ $105.50)~                            (B- , B3)      09/15/09        11.000            85,500
                                                                                                                --------------
                                                                                                                       296,945
                                                                                                                --------------

RETAIL-FOOD & DRUG (1.4%)
      100  Great Atlantic & Pacific Tea Company, Inc., Notes           (B , B3)       04/15/07         7.750            91,500
       95  Nutritional Sourcing Corp., Notes
             (Callable 06/05/04 @ $102.00)                             (NR , NR)      08/01/09        10.125            70,560
      110  Pantry, Inc., Company Guaranteed Notes
             (Callable 10/15/03 @ $103.42)                             (B- , B3)      10/15/07        10.250           113,300
      100  Rite Aid Corp., Rule 144A, Secured Notes
             (Callable 05/01/07 @ $104.06)++                           (B+ , B2)      05/01/10         8.125           103,500
                                                                                                                --------------
                                                                                                                       378,860
                                                                                                                --------------

RETAIL STORES (4.1%)
      100  AutoNation, Inc., Global Company Guaranteed Notes          (BB+ , Ba2)     08/01/08         9.000           110,750
      370  Flooring America, Inc., Series B, Company
             Guaranteed Notes (Callable 10/15/03 @ $102.31)@@          (NR , NR)      10/15/07         9.250                37
      250  Jostens, Inc., Senior Subordinated Notes
             (Callable 05/01/05 @ $106.38)                             (B , B3)       05/01/10        12.750           288,750
      150  Leslie's Poolmart, Rule 144A, Senior Notes
             (Callable 07/15/05 @ $102.59)++                           (B- , B2)      07/15/08        10.375           150,750
      100  Michaels Stores, Inc., Senior Notes
             (Callable 07/01/05 @ $104.62)                            (BB+ , Ba1)     07/01/09         9.250           108,750
      100  Pep Boys - Manny, Moe & Jack, Notes                        (BB- , B2)      06/01/05         7.000           101,500
      125  Pep Boys - Manny, Moe & Jack, Series MTNB, Notes           (BB- , B2)      07/07/06         6.920           125,937

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS#
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%         VALUE
---------                                                          ---------------    --------        -----     --------------
RETAIL STORES -- (CONTINUED)
$     100  Petco Animal Supplies, Inc., Global Senior
             Subordinated Notes (Callable 11/01/06 @ $105.38)          (B , B2)       11/01/11        10.750    $      113,500
      100  United Auto Group, Inc., Global Company Guaranteed
             Notes (Callable 03/15/07 @ $104.81)                       (B , B3)       03/15/12         9.625           107,625
                                                                                                                --------------
                                                                                                                     1,107,599
                                                                                                                --------------

SATELLITE (1.3%)
      100  EchoStar DBS Corp., Senior Notes
             (Callable 02/01/04 @ $104.69)                            (BB- , Ba3)     02/01/09         9.375           106,875
      100  Pegasus Communications Corp., Series B, Senior
             Notes (Callable 12/01/03 @ $103.25)                      (CCC- , Ca)     12/01/06         9.750            81,500
      250  Pegasus Satellite Communication, Global Senior
             Discount Notes (Callable 03/01/04 @ $106.75)+            (CCC- , C)      03/01/07        13.500           162,500
                                                                                                                --------------
                                                                                                                       350,875
                                                                                                                --------------

SECONDARY OIL & GAS PRODUCERS (3.4%)
      100  Compton Petroleum Corp., Global Senior Notes
             (Callable 05/15/06 @ $104.95)                             (B , B2)       05/15/09         9.900           107,500
      100  Continental Resources, Inc., Company Guaranteed Notes
             (Callable 08/01/04 @ $103.42)                           (CCC+ , Caa1)    08/01/08        10.250            98,750
       86  Magnum Hunter Resources, Inc., Company Guaranteed
             Notes (Callable 06/01/04 @ $101.67)                       (B+ , B2)      06/01/07        10.000            89,225
      100  Magnum Hunter Resources, Inc., Global Company
             Guaranteed Notes (Callable 03/15/07 @ $104.80)            (B+ , B2)      03/15/12         9.600           106,500
      100  Plains Exploration & Production Co., Series B,
             Global Company Guaranteed Notes
             (Callable 07/01/07 @ $104.38)                             (B , B2)       07/01/12         8.750           104,000
      209  Southwest Royalties, Inc., Company Guaranteed Notes+        (NR , NR)      06/30/04        11.500           209,523
      100  Vintage Petroleum, Inc., Global Senior
             Subordinated Notes (Callable 05/15/06 @ $ 103.94)         (B , B1)       05/15/11         7.875           101,500
      100  Wiser Oil Co., Company Guaranteed Notes
             (Callable 05/15/04 @ $101.58)                           (CCC+ , Caa3)    05/15/07         9.500            90,000
                                                                                                                --------------
                                                                                                                       906,998
                                                                                                                --------------

SERVICES (4.7%)
      250  Ameriserve Finance Trust, Rule 144A, Senior
             Secured Notes (Callable 09/15/03 @ $106.00)@@,++          (NR , NR)      09/15/06        12.000            13,750
      250  Brand Services, Inc., Global Company Guaranteed Notes
             (Callable 10/15/07 @ $106.00)                             (B- , B3)      10/15/12        12.000           281,563
      100  IESI Corp., Global Company Guaranteed Notes
             (Callable 06/15/07 @ $105.12)                             (B- , B3)      06/15/12        10.250           106,500
      150  Iron Mountain, Inc., Company Guaranteed Notes
             (Callable 01/15/08 @ $103.88)                             (B , B2)       01/15/15         7.750           153,750
      350  La Petite Academy, Inc., Series B, Company
             Guaranteed Notes (Callable 05/15/04 @ $103.33)            (CC , Ca)      05/15/08        10.000           211,750
      150  Mail-Well, Inc., Series B, Company Guaranteed
             Notes (Callable 12/15/03 @ $104.38)                       (B , B3)       12/15/08         8.750           144,000
      100  Morton's Restaurant Group, Inc., Rule 144A,
             Secured Notes (Callable 07/01/07 @ $105.30)++             (B , B2)       07/01/10         7.500            88,000
      100  Muzak LLC/Muzak Finance Corp., Rule 144A, Senior
             Notes (Callable 02/15/06 @ $105.00)++                     (B , B3)       02/15/09        10.000           106,000
      150  United Rentals, Inc., Series B, Company Guaranteed
             Notes (Callable 01/15/04 @ $104.62)~                      (B+ , B2)      01/15/09         9.250           150,000
                                                                                                                --------------
                                                                                                                     1,255,313
                                                                                                                --------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS#
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%         VALUE
---------                                                          ---------------    --------        -----     --------------
TECHNOLOGY (0.7%)
$     100  Lucent Technologies, Inc., Notes~                          (B- , Caa1)     07/15/06         7.250    $       95,500
      100  Lucent Technologies, Inc., Notes                           (B- , Caa1)     11/15/08         5.500            83,750
                                                                                                                --------------
                                                                                                                       179,250
                                                                                                                --------------

TEXTILE/APPAREL/SHOE MANUFACTURING (0.8%)
      700  Advanced Glassfiber Yarns LLC, Senior Subordinated
             Notes (Callable 01/15/04 @ $105.06)@@                     (NR , C)       01/15/09         9.875            39,375
      100  BGF Industries, Inc., Series B, Senior Subordinated
             Notes (Callable 01/15/04 @ $105.25)                       (CC , Ca)      01/15/09        10.250            71,500
      100  Levi Strauss & Co., Global Senior Notes
             (Callable 12/15/07 @ $106.12)                            (BB- , B3)      12/15/12        12.250            92,000
                                                                                                                --------------
                                                                                                                       202,875
                                                                                                                --------------

TRANSPORTATION/OTHER (0.4%)
      100  Overseas Shipholding Group, Inc., Rule 144A,
             Senior Notes (Callable 03/15/08 @ $104.12)++             (BB+ , Ba1)     03/15/13         8.250           103,500
                                                                                                                --------------

UTILITIES (1.9%)
      100  Calpine Corp., Senior Notes                                (CCC+ , B1)     04/15/09         7.750            73,500
      100  CMS Energy Corp., Senior Notes                              (B+ , B3)      01/15/09         7.500            96,125
      150  Cogentrix Energy, Inc., Series B, Company
             Guaranteed Notes                                          (BB , B1)      10/15/08         8.750           129,750
      100  Mirant Americas Generation LLC, Senior Notes@@             (D , Caa3)      05/01/06         7.625            74,000
      100  Mirant Corp., Rule 144A, Senior Notes++, @@, ~              (B , Ca)       07/15/04         7.400            45,500
      100  PG&E Corp., Rule 144A, Secured Notes
             (Callable 07/15/06 @ $103.44)++                           (NR , NR)      07/15/08         6.875           102,000
                                                                                                                --------------
                                                                                                                       520,875
                                                                                                                --------------

WIRELESS (3.5%)
      250  AirGate PCS, Inc., Senior Subordinated Notes
             (Callable 10/01/04 @ $106.75)+                           (CC , Caa2)     10/01/09        13.500           151,250
      100  Centennial Cellular Corp., Senior Subordinated Notes
             (Callable 12/15/03 @ $105.38)                           (CCC , Caa2)     12/15/08        10.750            96,000
      600  iPCS, Inc., Senior Discount Notes
             (Callable 07/15/05 @ $107.00)@@, +                        (D , Ca)       07/15/10        14.000            39,000
      200  Nextel Communications, Inc., Senior Discount Notes
             (Callable 02/15/04 @ $103.32)                             (B+ , B2)      02/15/08         9.950           210,500
      150  Nextel Partners, Inc., Rule 144A, Senior Notes
             (Callable 07/01/07 @ $104.06)++, ~                      (CCC+ , Caa1)    07/01/11         8.125           145,500
      200  Triton PCS, Inc., Global Company Guaranteed Notes
             (Callable 11/15/06 @ $104.38)~                            (B- , B3)      11/15/11         8.750           203,000
      150  U.S. Unwired, Inc., Series B, Company Guaranteed Notes
             (Callable 11/01/04 @ $106.69)+                           (C , Caa2)      11/01/09        13.375            84,000
                                                                                                                --------------
                                                                                                                       929,250
                                                                                                                --------------
TOTAL CORPORATE BONDS (Cost $32,427,053)                                                                            26,984,090
                                                                                                                --------------

 NUMBER
OF SHARES
---------
COMMON STOCKS (2.1%)
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (0.0%)
  413,097  Cambridge Industries Liquidating Trust*                                                                       2,065
                                                                                                                --------------

CABLE (0.6%)
    4,126  NTL, Inc.*                                                                                                  166,030
                                                                                                                --------------

ENERGY - OTHER (0.0%)
    3,914  Eagle Geophysical, Inc.*, ^                                                                                   9,785
                                                                                                                --------------

                 See Accompanying Notes to Financial Statements.

 NUMBER
OF SHARES                                                                                                            VALUE
---------                                                                                                       --------------
INDUSTRIAL - OTHER (0.0%)
      287  First Wave Marine, Inc.*, ^                                                                          $        1,794
                                                                                                                --------------

RETAIL-FOOD & DRUG (0.1%)
      682  Archibald Candy Corp.*, ^                                                                                    17,050
                                                                                                                --------------

RETAIL STORES (0.0%)
    8,710  Safelite Glass Corp., Class B*, ^                                                                               435
      588  Safelite Realty Corp.*, ^                                                                                         6
                                                                                                                --------------
                                                                                                                           441
                                                                                                                --------------

SECONDARY OIL & GAS PRODUCERS (0.2%)
    3,135  Southwest Royalties, Inc.*, ^                                                                                47,433
                                                                                                                --------------

TEXTILE/APPAREL/SHOE MANUFACTURING (0.5%)
   24,285  HCI Direct, Inc.*, ^                                                                                        121,425
    2,800  Worldtex, Inc*, ^                                                                                             5,600
                                                                                                                --------------
                                                                                                                       127,025
                                                                                                                --------------

WIRELESS (0.7%)
   19,309  Dobson Communications Corp., Class A*                                                                       177,643
                                                                                                                --------------
TOTAL COMMON STOCKS (Cost $1,921,441)                                                                                  549,266
                                                                                                                --------------

PREFERRED STOCKS (1.5%)
BROADCAST/OUTDOOR (0.9%)
    2,600  Paxson Communications Corp.                                                                                 232,050
                                                                                                                --------------

CABLE (0.0%)
        8  Adelphia Business Solutions, Inc., Series B*, @@                                                                  0
   11,890  DIVA Systems Corp., Series C*                                                                                   119
        4  NTL Europe, Inc.*                                                                                                12
                                                                                                                --------------
                                                                                                                           131
                                                                                                                --------------

ENERGY - OTHER (0.1%)
      150  Metretek Technologies, Inc., Series B*, ^                                                                    30,000
                                                                                                                --------------

GAMING (0.0%)
    1,145  Peninsula Gaming LLC*                                                                                         6,871
                                                                                                                --------------

RESTAURANTS (0.0%)
   10,084  AmeriKing, Inc.*                                                                                                101
                                                                                                                --------------

SERVICES (0.0%)
   14,036  Source Media, Inc.*                                                                                              14
                                                                                                                --------------

TEXTILE/APPAREL/SHOE MANUFACTURING (0.1%)
      857  Worldtex, Inc*, ^                                                                                            25,710
                                                                                                                --------------

WIRELESS (0.4%)
      300  Dobson Communications Corp., Rule 144A*, ++                                                                  51,300
      880  Rural Cellular Corp., Series B                                                                               63,360
                                                                                                                --------------
                                                                                                                       114,660
                                                                                                                --------------
TOTAL PREFERRED STOCKS (Cost $1,130,923)                                                                               409,537
                                                                                                                --------------

WARRANTS (0.0%)
CABLE (0.0%)
    7,581  DIVA Systems Corp., Rule 144A, strike $0.01 expires March 2008*, ++, ^                                           76
                                                                                                                --------------

                 See Accompanying Notes to Financial Statements.

 NUMBER
OF SHARES                                                                                                            VALUE
---------                                                                                                       --------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.0%)
      500  Carrier1 International, Rule 144A, strike $6.71 expires February 2009*                               $            5
    2,960  Loral Space & Communications, Ltd., strike $2.37 expires December 2006*                                          29
                                                                                                                --------------
                                                                                                                            34
                                                                                                                --------------

ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.0%)
      500  Orbital Imaging Corp., Rule 144A, strike $1.00 expires March 2005*,++                                           250
                                                                                                                --------------

ENERGY - OTHER (0.0%)
   15,000  Metretek Technologies, Inc., strike $4.00 expires September 2003*, ^                                            150
                                                                                                                --------------

RESTAURANTS (0.0%)
      175  New World Restaurant Group, Inc., strike $13.00 expires June 2006*                                                2
                                                                                                                --------------

RETAIL STORES (0.0%)
   21,345  Safelite Glass Corp., Class A, strike $6.50 expires January 2010*, ^                                            214
   14,230  Safelite Glass Corp., Class B, strike $6.50 expires January 2010*, ^                                            142
                                                                                                                --------------
                                                                                                                           356
                                                                                                                --------------

WIRELESS (0.0%)
      500  AirGate PCS, Inc., strike $0.01 expires October 2009*                                                         1,875
      500  iPCS, Inc., Rule 144A, strike $5.50 expires July 2010*,++                                                         5
      300  Metricom, Inc., strike $87.00 expires February 2010*                                                              3
                                                                                                                --------------
                                                                                                                         1,883
                                                                                                                --------------
TOTAL WARRANTS (Cost $101,765)                                                                                           2,751
                                                                                                                --------------
SHORT-TERM INVESTMENT (5.8%)
1,562,940  AIM Institutional Fund - Liquid Asset Portfolio~~
             (Cost $1,562,940)                                                                                       1,562,940
                                                                                                                --------------
TOTAL INVESTMENTS AT VALUE (110.4%) (Cost $37,144,122)                                                              29,508,584
                                                                                                                --------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.4%)                                                                      (2,779,373)
                                                                                                                --------------
NET ASSETS (100.0%)                                                                                             $   26,729,211
                                                                                                                ==============

# Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

+ Step Bond -- The interest stated is as of August 31, 2003 and will reset at a future date.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2003 these securities amounted to a value of $3,326,949 or 12.4% of net assets.

@@ Security in default.

*  Non-income producing security.

~  Security or portion thereof is out on loan.

~~ Represents security purchased with cash collateral received for securities on loan.

^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.

** Company filed for bankruptcy on 12/3/02.

                 See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2003

                                                                                                 FIXED             HIGH
                                                                                              INCOME FUND       YIELD FUND
                                                                                             -------------     -------------
ASSETS
   Investments at value, including collateral for securities on loan of $10,564,305 and
     $1,562,940, respectively (cost $167,873,171 and $37,144,122, respectively)(Note 1)      $ 168,570,783(1)  $  29,508,584(2)
   Cash                                                                                                109             8,053
   Receivable for investments sold                                                               8,427,463           103,257
   Dividend and interest receivable                                                              1,343,808           665,852
   Receivable from investment adviser                                                                   --            18,234
   Prepaid expenses and other assets                                                                56,825            16,356
                                                                                             -------------     -------------
     Total Assets                                                                              178,398,988        30,320,336
                                                                                             -------------     -------------
LIABILITIES
   Advisory fee payable (Note 2)                                                                    31,277                --
   Administrative services fee payable (Note 2)                                                     17,574             7,346
   Payable for investments purchased                                                            26,225,821            18,775
   Payable upon return of securities loaned (Note 1)                                            10,564,305         1,562,940
   Unrealized depreciation on forward currency contracts (Note 1)                                  152,714                --
   Payable for fund shares redeemed                                                                 93,213            91,144
   Variation margin payable (Note 1)                                                                12,890                --
   Interest payable                                                                                     --             7,445
   Loan payable (Note 3)                                                                                --         1,872,000
   Other accrued expenses payable                                                                   60,939            31,475
                                                                                             -------------     -------------
     Total Liabilities                                                                          37,158,733         3,591,125
                                                                                             -------------     -------------
NET ASSETS
   Capital stock, $0.001 par value (Note 5)                                                          9,895             2,604
   Paid-in capital (Note 5)                                                                    174,639,676        78,302,509
   Undistributed net investment income                                                           1,753,149         1,231,598
   Accumulated net realized loss from investments, futures
     transactions and foreign currency transactions                                            (35,736,018)      (45,171,962)
   Net unrealized appreciation (depreciation) from investments, futures
     transactions and foreign currency translations                                                573,553        (7,635,538)
                                                                                             -------------     -------------
     Net Assets                                                                              $ 141,240,255     $  26,729,211
                                                                                             =============     =============
   Shares outstanding                                                                            9,895,369         2,604,020
                                                                                             -------------     -------------
   Net asset value, offering price, and redemption price per share                           $       14.27     $       10.26
                                                                                             =============     =============

(1)  Including $10,262,047 of securities on loan.

(2)  Including $1,511,263 of securities on loan.

                 See Accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2003

                                                                                                 FIXED             HIGH
                                                                                              INCOME FUND       YIELD FUND
                                                                                             -------------     -------------
INVESTMENT INCOME (Note 1)
   Dividends                                                                                 $      85,587     $      45,322
   Interest                                                                                      9,924,969         8,038,282
   Securities lending                                                                               56,072            18,997
                                                                                             -------------     -------------
     Total investment income                                                                    10,066,628         8,102,601
                                                                                             -------------     -------------
EXPENSES
   Investment advisory fees (Note 2)                                                               814,838           522,534
   Administrative services fees (Note 2)                                                           179,575            99,291
   Custodian fees                                                                                   70,083            23,979
   Legal fees                                                                                       50,829            45,898
   Printing fees (Note 2)                                                                           41,001            23,084
   Audit fees                                                                                       32,774            23,478
   Registration fees                                                                                23,785            26,466
   Insurance expense                                                                                17,921             9,924
   Transfer agent fees                                                                              14,178             9,885
   Directors' fees                                                                                  11,537            11,515
   Interest expense                                                                                  8,840            19,199
   Miscellaneous expense                                                                            11,827             6,272
                                                                                             -------------     -------------
     Total expenses                                                                              1,277,188           821,525
   Less: fees waived (Note 2)                                                                     (299,383)         (299,045)
                                                                                             -------------     -------------
     Net expenses                                                                                  977,805           522,480
                                                                                             -------------     -------------
       Net investment income                                                                     9,088,823         7,580,121
                                                                                             -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
   Net realized loss from investments                                                           (5,819,574)       (6,051,826)
   Net realized gain from futures contracts                                                      1,276,230                --
   Net realized gain from foreign currency transactions                                            423,714                --
   Net change in unrealized appreciation (depreciation) from investments                        14,090,439        11,745,307
   Net change in unrealized appreciation (depreciation) from futures contracts                      57,254                --
   Net change in unrealized appreciation (depreciation) from foreign currency
     translations                                                                                 (152,715)               --
                                                                                             -------------     -------------
   Net realized and unrealized gain from investments, futures contracts and
     foreign currency related items                                                              9,875,348         5,693,481
                                                                                             -------------     -------------
   Net increase in net assets resulting from operations                                      $  18,964,171     $  13,273,602
                                                                                             =============     =============

                 See Accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             FIXED INCOME FUND                    HIGH YIELD FUND
                                                      --------------------------------    -------------------------------
                                                       FOR THE YEAR ENDED AUGUST 31,       FOR THE YEAR ENDED AUGUST 31,
                                                           2003             2002              2003              2002
                                                      --------------    --------------    -------------     -------------
FROM OPERATIONS
   Net investment income                              $    9,088,823    $   25,104,303    $   7,580,121     $  10,667,959
   Net realized loss from investments, futures
     contracts and foreign currency transactions          (4,119,630)      (19,914,987)      (6,051,826)      (23,260,912)
   Net change in unrealized appreciation
     (depreciation) from investments, futures
     contracts and foreign currency translations          13,994,978       (20,405,640)      11,745,307         5,900,085
                                                      --------------    --------------    -------------     -------------
     Net increase (decrease) in net assets
       resulting from operations                          18,964,171       (15,216,324)      13,273,602        (6,692,868)
                                                      --------------    --------------    -------------     -------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                  (13,658,022)      (26,229,334)      (9,351,559)      (10,578,107)
   Distributions from net realized gains                          --       (13,093,545)              --                --
                                                      --------------    --------------    -------------     -------------
     Net decrease in net assets from dividends
       and distributions                                 (13,658,022)      (39,322,879)      (9,351,559)      (10,578,107)
                                                      --------------    --------------    -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
   Proceeds from sale of shares                           18,386,288        52,659,591       23,594,172        51,739,931
   Reinvestment of dividends and distributions            13,267,833        38,737,562        3,822,498         8,243,070
   Net asset value of shares redeemed                   (171,583,121)     (293,621,793)     (91,455,967)      (53,873,881)
                                                      --------------    --------------    -------------     -------------
     Net increase (decrease) in net assets from
       capital share transactions                       (139,929,000)     (202,224,640)     (64,039,297)        6,109,120
                                                      --------------    --------------    -------------     -------------
   Net decrease in net assets                           (134,622,851)     (256,763,843)     (60,117,254)      (11,161,855)
NET ASSETS
   Beginning of year                                     275,863,106       532,626,949       86,846,465        98,008,320
                                                      --------------    --------------    -------------     -------------
   End of year                                        $  141,240,255    $  275,863,106    $  26,729,211     $  86,846,465
                                                      ==============    ==============    =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME                   $    1,753,149    $    5,128,511    $   1,231,598     $   2,345,554
                                                      ==============    ==============    =============     =============

                 See Accompanying Notes to Financial Statements.

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS
 (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH YEAR)

                                                                               FOR THE YEAR ENDED AUGUST 31,
                                                             -----------------------------------------------------------------
                                                               2003         2002(1)        2001           2000         1999
                                                             ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
Net asset value, beginning of period                         $   14.12     $   15.79     $   14.95     $   15.01     $   15.72
                                                             ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                           0.67          0.83          1.02          0.94          0.93
  Net gain (loss) on investments, future contracts
    and foreign currency related items
    (both realized and unrealized)                                0.35         (1.27)         0.85         (0.01)        (0.56)
                                                             ---------     ---------     ---------     ---------     ---------
    Total from investment operations                              1.02         (0.44)         1.87          0.93          0.37
                                                             ---------     ---------     ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.87)        (0.83)        (1.03)        (0.97)        (0.91)
  Distributions from net realized gains                             --         (0.40)           --         (0.02)        (0.17)
                                                             ---------     ---------     ---------     ---------     ---------
    Total dividends and distributions                            (0.87)        (1.23)        (1.03)        (0.99)        (1.08)
                                                             ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                               $   14.27     $   14.12     $   15.79     $   14.95     $   15.01
                                                             =========     =========     =========     =========     =========
    Total return(2)                                               7.40%        (2.92)%       13.02%         6.43%         2.37%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                           $ 141,240     $ 275,863     $ 532,627     $ 440,345     $ 350,844
    Ratio of expenses to average net assets                       0.45%(3)      0.45%(3)      0.45%(3)      0.45%(3)      0.44%
    Ratio of net investment income to average net assets          4.18%         5.41%         6.71%         6.51%         5.90%
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                               0.14%         0.05%         0.06%         0.11%         0.18%
  Portfolio turnover rate                                          519%          526%          449%          520%          569%

----------
(1) As required, effective September 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 5.37% to 5.41%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio. For the year ended August 31, 2003, there were no transfer agent credits.

                 See Accompanying Notes to Financial Statements.

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                              FINANCIAL HIGHLIGHTS
 (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                 FOR THE YEAR ENDED AUGUST 31,
                                                             -----------------------------------------------------------------
                                                               2003          2002          2001          2000          1999
                                                             ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
Net asset value, beginning of period                         $    9.90     $   11.84     $   14.11     $   15.32     $   16.60
                                                             ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                           1.14          1.17          1.40          1.41          1.42
  Net gain (loss) on investments
    (both realized and unrealized)                                0.41         (1.94)        (2.21)        (1.13)        (1.33)
                                                             ---------     ---------     ---------     ---------     ---------
    Total from investment operations                              1.55         (0.77)        (0.81)         0.28          0.09
                                                             ---------     ---------     ---------     ---------     ---------
LESS DIVIDENDS
  Dividends from net investment income                           (1.19)        (1.17)        (1.46)        (1.49)        (1.37)
                                                             ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                               $   10.26     $    9.90     $   11.84     $   14.11     $   15.32
                                                             =========     =========     =========     =========     =========
    Total return(1)                                              16.96%        (6.88)%       (5.71)%        1.84%         0.67%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                           $  26,729     $  86,846     $  98,008     $  94,333     $  95,129
    Ratio of expenses to average net assets                       0.70%(2)      0.70%(2)      0.70%(2)      0.70%(2)      0.69%
    Ratio of net investment income to average net assets         10.15%        10.15%(3)     11.06%         9.59%         9.10%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        0.40%         0.27%         0.30%         0.45%         0.35%
  Portfolio turnover rate                                           56%           52%           20%           31%           40%

----------
(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio. For the year ended August 31, 2003, there were no transfer agent credits.

(3) During the year ended August 31, 2002, the Fund experienced an increase in its interest income of 0.67% as a result of additional accretion income not accrued for in prior periods. The Fund's net investment income ratio disclosed above excludes the effect of the increase.

                 See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Institutional Funds are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, and are currently comprised of Credit Suisse Institutional Fixed Income Fund ("Fixed Income"), and Credit Suisse Institutional High Yield Fund ("High Yield") (each, a "Fund" and collectively, the "Funds"). Each Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

     Fixed Income and High Yield seek high total return as their investment objective.

     Fixed Income and High Yield are each authorized to offer three classes of shares, Common Class, Advisor Class and Institutional Class shares, although each Fund currently offers only Institutional Class shares.

          A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

          B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

          C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

          D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

          E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

          F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

          G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

          H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At August 31, 2003, Fixed Income had the following open forward foreign currency contracts:

                                                          FOREIGN
                                          EXPIRATION   CURRENCY TO BE      CONTRACT         CONTRACT      UNREALIZED
     FORWARD FOREIGN CURRENCY CONTRACT       DATE     PURCHASED/(SOLD)      AMOUNT            VALUE       GAIN (LOSS)
     ---------------------------------    ----------  ----------------   -------------    ------------    -----------
         Canadian Dollar                    9/5/03     C$    4,300,000   $   3,123,684    $  3,103,892    $  (19,792)
         Canadian Dollar                    9/5/03     C$   (1,900,000)     (1,347,231)     (1,371,487)      (24,256)
         Canadian Dollar                    9/5/03     C$   (2,400,000)     (1,729,493)     (1,732,405)       (2,912)
         European Economic Unit             9/5/03     EURO  1,300,000       1,524,666       1,428,877       (95,789)
         European Economic Unit             9/5/03     EURO    230,000         263,833         252,801       (11,032)
         European Economic Unit             9/5/03     EURO    608,000         697,437         668,275       (29,162)
         European Economic Unit             9/5/03     EURO    246,000         279,948         270,388        (9,560)
         European Economic Unit             9/5/03     EURO   (661,000)       (748,219)       (726,529)       21,690
         European Economic Unit             9/5/03     EURO   (639,000)       (722,358)       (702,348)       20,010
         European Economic Unit             9/5/03     EURO   (230,000)       (261,280)       (252,801)        8,479
         European Economic Unit             9/5/03     EURO   (854,000)       (928,272)       (938,663)      (10,391)
                                                                         -------------    ------------    ----------
                                                                         $     152,715    $         --    $ (152,715)
                                                                         =============    ============    ==========

          I) TBA PURCHASE COMMITMENTS -- Each Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

          J) FUTURES -- Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.

     In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At August 31, 2003, Fixed Income had the following open futures contracts:

                                                                                                                      UNREALIZED
     FUTURES                                NUMBER OF         EXPIRATION         CONTRACT            CONTRACT        APPRECIATION/
     CONTRACTS                              CONTRACTS            DATE             AMOUNT               VALUE        (DEPRECIATION)
     ----------                             ---------         ----------      ---------------    ---------------   ---------------
     US Treasury Bond Futures                  37              12/19/03       $     3,881,753    $     3,922,000   $        40,247
     US Treasury 2 Year Notes Futures          75              12/29/03            15,962,466         15,978,516            16,050
                                                                              ---------------    ---------------   ---------------
                                                                                   19,844,219         19,900,516            56,297
                                                                              ---------------    ---------------   ---------------

     US Treasury 10 Year Notes Futures        (25)             12/19/03            (2,722,897)        (2,742,969)          (20,072)
     US Treasury 5 Year Notes Futures         (14)             12/19/03            (1,530,400)        (1,538,031)           (7,631)
                                                                              ---------------    ---------------   ---------------
                                                                                   (4,253,297)        (4,281,000)          (27,703)
                                                                              ---------------    ---------------   ---------------
                                                                              $    15,590,922    $    15,619,516   $        28,594
                                                                              ===============    ===============   ===============

          K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by each Fund in connection with securities lending activity may be invested in a variety of investments, including certain CSAM-advised funds or the AIM Institutional Funds-Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

          The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans at August 31, 2003 are as follows:

                                    MARKET VALUE OF              VALUE OF
          FUND                     SECURITIES LOANED       COLLATERAL RECEIVED
          ----                     -----------------       --------------------
          Fixed Income               $  10,262,047            $  10,564,305
          High Yield                     1,511,263                1,562,940

          Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as each Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Funds and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Funds will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Funds shall be reduced to such lower fee amount.

          L) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

          In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) each Fund's net asset value.

          The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

          The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for each Fund. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule:

     FUND                                      ANNUAL RATE
     ----------------------------   ----------------------------------
     Fixed Income                   0.375% of average daily net assets
     High Yield                     0.70% of average daily net assets

     For the year ended August 31, 2003, investment advisory fees earned and voluntarily waived for each Fund were as follows:

                                      GROSS                       NET
                                     ADVISORY                  ADVISORY
     FUND                              FEE         WAIVER         FEE
     ----------------------------   ---------   -----------   ----------
     Fixed Income                   $ 814,838   $ (299,383)   $  515,455
     High Yield                       522,534     (299,045)      223,489

     During the period covered by this report, CSAM determined that the Funds' advisory contract had lapsed due to an administrative error. CSAM has taken all necessary steps to remedy this error, including obtaining Board of Directors and shareholder approval of retention or payment of fees paid or payable to CSAM during the period the contract had lapsed and approval of a new contract on the same terms as in the lapsed contract.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

     No compensation is payable by the Funds to CSAMSI for co-administrative services.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

     AVERAGE DAILY NET ASSETS                 ANNUAL RATE
     ----------------------------   ----------------------------------
     First $5 billion               0.050% of average daily net assets
     Next $5 billion                0.035% of average daily net assets
     Over $10 billion               0.020% of average daily net assets

     For the year ended August 31, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were as follows:

     FUND                           CO-ADMINISTRATION FEE
     ----------------------------   ---------------------
     Fixed Income                         $ 179,575
     High Yield                              99,291

     In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares without compensation.

     For the year ended August 31, 2003, CSFB received fees for its securities lending activities as follows:

     FUND                            AMOUNT
     ----------------------------   -------
     Fixed Income                   $ 9,155
     High Yield                       2,230

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended August 31, 2003, Merrill was paid for its services to the Funds as follows:

     FUND                             AMOUNT
     ----------------------------    --------
     Fixed Income                    $ 13,212
     High Yield                        13,212

NOTE 3. LINE OF CREDIT

     The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At August 31, 2003, High Yield had a loan outstanding under the Credit Facility of $1,852,000. During the year ended August 31, 2003, the Funds had borrowings under the Credit Facility as follows:

                                           WEIGHTED
                                            AVERAGE        MAXIMUM
                        AVERAGE DAILY      INTEREST      DAILY LOAN
     FUND               LOAN BALANCE        RATE %       OUTSTANDING
     ----------------   -------------     ---------      ------------
     Fixed Income        $ 1,735,000         1.624%      $  1,770,000
     High Yield            3,054,793         1.712%         9,162,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended August 31, 2003, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                  INVESTMENTS                  U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                    ---------------------------------------   ---------------------------------------
     FUND                PURCHASES             SALES               PURCHASES             SALES
     -------------  ------------------   ------------------   ------------------   ------------------
     Fixed Income   $    1,118,245,742   $    1,231,866,053   $      926,028,025   $    1,112,023,491
     High Yield             39,573,633          101,700,938                   --                   --

     In connection with a review of the Funds, CSAM has become aware of certain portfolio transactions that CSAM has determined to examine further. Presently, CSAM does not believe that any improprieties occurred in connection with these transactions. If CSAM's further examination reveals that amounts should be paid to the Funds, CSAM will make the appropriate payments with interest. Presently, CSAM does not anticipate that any such payments will have a material effect on either Fund's net asset value per share as of August 31, 2003.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     Fixed Income and High Yield are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each Fund were as follows:

                                                 FIXED INCOME                                 HIGH YIELD
                                   ----------------------------------------    -----------------------------------------
                                             INSTITUTIONAL CLASS                         INSTITUTIONAL CLASS
                                   ----------------------------------------    -----------------------------------------
                                   FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                    AUGUST 31, 2003       AUGUST 31, 2002       AUGUST 31, 2003        AUGUST 31, 2002
                                   ------------------    ------------------    ------------------     ------------------
   Shares sold                             1,281,297             3,512,892             2,400,294              4,709,817
   Shares issued in reinvestment
     of dividends and
     distributions                           936,435             2,624,602               396,530                766,978
   Shares redeemed                       (11,864,210)          (20,325,988)           (8,965,487)            (4,982,604)
                                         -----------           -----------            ----------             ----------
   Net increase (decrease)                (9,646,478)          (14,188,494)           (6,168,663)               494,191
                                         ===========           ===========            ==========             ==========

     On August 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each Fund was as follows:

                            NUMBER OF        APPROXIMATE PERCENTAGE
     FUND                 SHAREHOLDERS       OF OUTSTANDING SHARES
     ------------         ------------       ----------------------
     Fixed Income             3                       85%
     High Yield               3                       71%

     Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales, Post-October losses and paydowns.

     The tax character of dividends and distributions paid during the year ended August 31, 2003 and 2002 were as follows:

                                                       ORDINARY INCOME                   LONG-TERM CAPITAL GAIN
                                             ----------------------------------    ----------------------------------
     FUND                                          2003              2002                2003              2002
     ----                                    ---------------    ---------------    ---------------    ---------------
     Fixed Income                            $    13,658,022    $    37,144,329    $            --    $     2,178,550
     High Yield                                    9,351,559         10,578,107                 --                 --

     At August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                               FIXED INCOME          HIGH YIELD
                                             ----------------     ---------------
     Undistributed ordinary income           $      1,869,486     $     1,987,202
     Accumulated net realized loss                (35,788,313)        (40,058,979)
     Unrealized appreciation/(depreciation)           563,548          (8,398,323)
     Undistributed Capital-Other                      (54,037)         (5,105,802)
                                             ----------------     ---------------
                                             $    (33,409,316)    $   (51,575,902)
                                             ================     ===============

     At August 31, 2003, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

                                                                            EXPIRES AUGUST 31,
                                       --------------------------------------------------------------------------------------------
     FUND                                    2005              2007                2008               2010               2011
     ----                              ---------------    ---------------    ---------------    ---------------    ----------------
     Fixed Income                      $            --    $            --    $            --    $            --    $     35,788,313
     High Yield                              3,354,749            341,638          1,857,162          9,989,083          24,516,347

     Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund will be unable to realize the benefit from these losses if it cannot realize gains on investments prior to the expiration of the loss carryforwards. For the tax year ended August 31, 2003, the Funds elected to defer net losses arising between November 1, 2002 and August 31, 2003 as follows:

     FUND                                                      AMOUNT
     -------------------                                   --------------
     Fixed Income                                          $       54,037
     High Yield                                                 5,105,802

     As of August 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                                                             NET UNREALIZED
                                                      GROSS UNREALIZED   GROSS UNREALIZED     APPRECIATION/
     FUND                          IDENTIFIED COST      APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
     -----------------             ---------------    ----------------   ----------------   ---------------
     Fixed Income                  $   168,007,296    $      2,869,391   $    (2,305,903)   $      563,488
     High Yield                         37,906,907           1,347,184        (9,745,507)       (8,398,323)

     At August 31, 2003, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and paid-in capital have been adjusted for current period permanent book/tax differences, which arose principally from differing book/tax treatments of paydowns, defaulted bonds and forward foreign currency contracts. Net assets were not affected by these reclassifications:

                                                                       INCREASE (DECREASE)
                                                      -----------------------------------------------------
                                                                                            ACCUMULATED NET
                                                                                             REALIZED GAIN
                                                          PAID-IN       UNDISTRIBUTED NET     (LOSS) ON
     FUND                                                 CAPITAL       INVESTMENT INCOME    INVESTMENTS
     ------------                                     ---------------   -----------------   ---------------
     Fixed Income                                     $            --    $     1,193,837    $    (1,193,837)
     High Yield                                            (4,986,021)           657,482          4,328,539

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Credit Suisse Institutional Fixed Income Fund, Inc.;
   Credit Suisse Institutional High Yield Fund, Inc.

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Fixed Income Fund, Inc. and Credit Suisse Institutional High Yield Fund, Inc., (collectively referred to as the "Funds") at August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
October 30, 2003

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

     A special meeting of shareholders of the Credit Suisse Institutional Fixed Income Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included in the total for the proposals. Shareholders approved proposals 1, 2-A and 2-B but did not approve the remaining proposals.


1. To Elect the Following Nominees as Directors:

                                                                               FOR              WITHHELD
                                                                         ---------------    ---------------
          Richard H. Francis                                                 9,706,633         1,082,660
          Jack W. Fritz                                                      9,705,977         1,083,316
          Joseph D. Gallagher                                                9,705,589         1,083,704
          Jeffrey E. Garten                                                  9,712,952         1,076,341
          Peter F. Krogh                                                     9,712,952         1,076,341
          James S. Pasman, Jr.                                               9,705,977         1,083,316
          Steven N. Rappaport                                                9,706,633         1,082,660
          William W. Priest                                                  9,706,633         1,082,660

          Total Eligible Shares                                             15,839,480
          Total Shares Voted                                                10,789,293
          % of Shares Voted                                                      68.12%

2-A. To Approve a New Investment Advisory Agreement:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               9,520,745              60.11%             88.24%
          Against                                              30,480               0.19%              0.28%
          Abstain                                           1,238,068               7.82%             11.48%

2-B. To Approve the Retention or payment of Fees Paid or payable to CSAM:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               9,490,017              59.91%             87.96%
          Against                                             126,042               0.80%              1.17%
          Abstain                                           1,173,234               7.41%             10.87%

3-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               4,801,563              30.31%             39.85%
          Against                                           6,036,222              38.11%             50.09%
          Abstain                                           1,207,235               7.62%             10.02%
          Broker Non-votes                                      4,565               0.03%              0.04%

3-B. To Modify the Fundamental Investment Restriction on Lending:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               4,915,343              31.03%             40.79%
          Against                                           5,998,760              37.87%             49.78%
          Abstain                                           1,130,917               7.14%              9.39%
          Broker Non-votes                                      4,565               0.03%              0.04%

3-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               4,914,334              31.03%            40.78%
          Against                                           5,928,622              37.43%            49.20%
          Abstain                                           1,202,064               7.59%             9.98%
          Broker Non-votes                                      4,565               0.03%             0.04%

3-D To Remove the Fundamental Investment Restriction on Pledging Assets:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               4,908,728              30.99%            40.74%
          Against                                           5,926,843              37.42%            49.19%
          Abstain                                           1,209,449               7.64%            10.03%
          Broker Non-votes                                      4,565               0.03%             0.04%

4. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               4,898,334              30.93%            40.65%
          Against                                           5,940,771              37.51%            49.30%
          Abstain                                           1,205,915               7.61%            10.01%
          Broker Non-votes                                      4,565               0.03%             0.04%

5. To Amend the Charter Document to Allow Involuntary Redemptions:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               4,921,431              31.07%            40.84%
          Against                                           5,903,738              37.27%            49.00%
          Abstain                                           1,219,851               7.70%            10.12%
          Broker Non-votes                                      4,565               0.03%             0.04%

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

     A special meeting of shareholders of the Credit Suisse Institutional High Yield Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included in the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Directors:

                                                                              FOR             WITHHELD
                                                                         ---------------    ------------
          Richard H. Francis                                                6,755,244            6,894
          Jack W. Fritz                                                     6,755,244            6,894
          Joseph D. Gallagher                                               6,740,564           21,574
          Jeffrey E. Garten                                                 6,754,920            7,218
          Peter F. Krogh                                                    6,755,500            6,638
          James S. Pasman, Jr.                                              6,755,133            7,005
          Steven N. Rappaport                                               6,753,394            8,744
          William W. Priest                                                 6,733,401           28,737

          Total Eligible Shares                                             8,322,032
          Total Shares Voted                                                6,762,137
          % of Shares Voted                                                     81.26%

2-A. To Approve a New Investment Advisory Agreement:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               6,739,691              80.99%            99.67%
          Against                                              14,789               0.18%             0.22%
          Abstain                                               7,657               0.09%             0.11%

2-B. To Approve the Retention or payment of Fees Paid or payable to CSAM:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               6,688,716              80.37%            98.91%
          Against                                              64,892               0.78%             0.96%
          Abstain                                               8,529               0.10%             0.13%

3-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               6,029,198              72.45%            89.16%
          Against                                              31,200               0.38%             0.46%
          Abstain                                              17,523               0.21%             0.26%
          Broker Non-votes                                    684,216               8.22%            10.12%

3-B. To Modify the Fundamental Investment Restriction on Lending:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               6,030,426              72.46%            89.18%
          Against                                              29,972               0.36%             0.44%
          Abstain                                              17,523               0.21%             0.26%
          Broker Non-votes                                    684,216               8.22%            10.12%

3-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               6,045,446              72.64%            89.40%
          Against                                              25,485               0.31%             0.38%
          Abstain                                               6,990               0.08%             0.10%
          Broker Non-votes                                    684,216               8.22%            10.12%

3-D. To Remove the Fundamental Investment Restriction on Pledging Assets:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING        SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               6,047,182              72.67%            89.42%
          Against                                              23,527               0.28%             0.35%
          Abstain                                               7,212               0.09%             0.11%
          Broker Non-votes                                    684,216               8.22%            10.12%

4. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES          OUTSTANDING       SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               5,286,829              63.53%            78.18%
          Against                                             778,404               9.35%            11.51%
          Abstain                                              12,689               0.15%             0.19%
          Broker Non-votes                                    684,216               8.22%            10.12%

5. To Amend the Charter Document on Involuntary Redemptions:

                                                                        % OF TOTAL SHARES      % OF TOTAL
                                                           SHARES           OUTSTANDING       SHARES VOTED
                                                        -------------   -----------------   ---------------
          For                                               5,315,605              63.87%            78.61%
          Against                                             749,240               9.00%            11.08%
          Abstain                                              13,076               0.16%             0.19%
          Broker Non-votes                                    684,216               8.22%            10.12%

                        CREDIT SUISSE INSTITUTIONAL FUNDS
            INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                   TERM                                      NUMBER OF
                                                   OF OFFICE(1)                              PORTFOLIOS IN
                                                   AND                                       FUND
                               POSITION(S)         LENGTH         PRINCIPAL                  COMPLEX         OTHER
NAME, ADDRESS AND              HELD WITH           OF TIME        OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                  FUND                SERVED         PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
-----------------              -----------         ------------   --------------------       -------------   ----------------
INDEPENDENT DIRECTORS

Richard H. Francis             Director,           Since          Currently retired          44              None
c/o Credit Suisse Asset        Nominating and      1999
Management, LLC                Audit
466 Lexington Avenue           Committee
New York, New York             Member
10017-3140

Date of Birth: 04/23/32

Jack W. Fritz                  Director,           Since          Private investor;          43              Director of
2425 North Fish Creek Road     Nominating and      1998           Consultant and                             Advo, Inc.
P.O. Box 1287                  Audit                              Director of Fritz                          (direct mail
Wilson, Wyoming 83014          Committee                          Broadcasting, Inc.                         advertising)
                               Member                             and Fritz
Date of Birth: 04/22/27                                           Communications
                                                                  (developers and
                                                                  operators of
                                                                  radio stations)
                                                                  (1987 - present)

Jeffrey E. Garten              Director,           Since          Dean of Yale               43              Director of
Box 208200                     Nominating and      1998           School of                                  Aetna, Inc.;
New Haven, Connecticut         Audit                              Management and                             Director of
06520-8200                     Committee                          William S. Beinecke                        Calpine
                               Member                             Professor in the                           Corporation;
Date of Birth: 10/29/46                                           Practice of                                Director of
                                                                  International                              CarMax Group
                                                                  Trade and Finance                          (used car
                                                                  (11/95 - present)                          dealers)

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                                   TERM                                      NUMBER OF
                                                   OF OFFICE(1)                              PORTFOLIOS IN
                                                   AND                                       FUND
                               POSITION(S)         LENGTH         PRINCIPAL                  COMPLEX         OTHER
NAME, ADDRESS AND              HELD WITH           OF TIME        OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                  FUND                SERVED         PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
-----------------              -----------         ------------   --------------------       -------------   ----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Peter F. Krogh                 Director,           Since          Dean Emeritus and          43              Director
301 ICC                        Nominating          2001           Distinguished                              of Carlisle
Georgetown University          and Audit                          Professor of                               Companies
Washington, DC 20057           Committee                          International Affairs                      Incorporated
                               Member                             at the Edmund A.                           (diversified
Date of Birth: 02/11/37                                           Walsh School of                            manufacturing
                                                                  Foreign Service,                           company);
                                                                  Georgetown                                 Member of
                                                                  University (6/95 -                         Selection
                                                                  present); Moderator                        Committee
                                                                  of PBS foreign affairs                     for Truman
                                                                  television series                          Scholars and
                                                                  (1988 - 2000)                              Henry Luce
                                                                                                             Scholars; Senior
                                                                                                             Associate of
                                                                                                             Center for
                                                                                                             Strategic and
                                                                                                             International
                                                                                                             Studies; Trustee
                                                                                                             of numerous
                                                                                                             world affairs
                                                                                                             organizations

James S. Pasman, Jr.           Director,           Since          Currently retired          45              Director of
c/o Credit Suisse Asset        Nominating          1999                                                      Education
Management, LLC                and Audit                                                                     Management
466 Lexington Avenue           Committee                                                                     Corp.
New York, New York             Member
10017-3140

Date of Birth: 12/20/30

                                                   TERM                                      NUMBER OF
                                                   OF OFFICE(1)                              PORTFOLIOS IN
                                                   AND                                       FUND
                               POSITION(S)         LENGTH         PRINCIPAL                  COMPLEX         OTHER
NAME, ADDRESS AND              HELD WITH           OF TIME        OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                  FUND                SERVED         PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
-----------------              -----------         ------------   --------------------       -------------   ----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Steven N. Rappaport            Director,           Since          Partner of Lehigh Court,   45              None
Lehigh Court, LLC              Nominating          1999           LLC and RZ Capital
40 East 52nd Street            Committee                          (private investment
New York, New York             Member and                         firms) (7/02 - present);
10022                          Audit                              Consultant to SunGard
                               Committee                          Securities Finance, Inc.
Date of Birth: 07/10/48        Chairman                           from February 2002 to
                                                                  July 2002; President of
                                                                  SunGard Securities
                                                                  Finance, Inc. from 2001
                                                                  to February 2002;
                                                                  President of
                                                                  Loanet, Inc. (on-line
                                                                  accounting service)
                                                                  from 1997 to 2001

INTERESTED DIRECTORS

Joseph D. Gallagher(2)         Director,           Since          Managing Director          46              None
Credit Suisse Asset            Chairman of         2003           and Chief Executive
Management, LLC                the Board and                      Officer of CSAM
466 Lexington Avenue           Chief Executive                    since 2003;
New York, New York             Officer                            Chief Executive
10017-3140                                                        Officer and Director
                                                                  of Credit Suisse
Date of Birth: 12/14/62                                           Asset Management
                                                                  Limited, London,
                                                                  England, from
                                                                  June 2000 to 2003;
                                                                  Director of Credit
                                                                  Suisse Asset
                                                                  Management Funds
                                                                  (UK) Limited, London,
                                                                  England, from
                                                                  June 2000 to 2003;
                                                                  Managing Director,
                                                                  Head -- Asian Corporate
                                                                  Finance and M&A's,
                                                                  Credit Suisse First
                                                                  Boston, Hong Kong,
                                                                  China, from January
                                                                  1998 to May 1999

----------
(2) Mr. Gallagher is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                                   TERM                                      NUMBER OF
                                                   OF OFFICE(1)                              PORTFOLIOS IN
                                                   AND                                       FUND
                               POSITION(S)         LENGTH         PRINCIPAL                  COMPLEX         OTHER
NAME, ADDRESS AND              HELD WITH           OF TIME        OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                  FUND                SERVED         PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
-----------------              -----------         ------------   --------------------       -------------   ----------------
INTERESTED DIRECTORS--(CONTINUED)

William W. Priest(3)           Director            Since          Co-managing Partner,       50              None
Steinberg Priest & Sloane                          1999           Steinberg Priest &
Capital Management                                                Sloane Capital
12 East 49th Street                                               Management since
12th Floor                                                        March 2001;
New York, New York                                                Chairman and Managing
10017                                                             Director of CSAM
                                                                  from 2000 to
Date of Birth: 09/24/41                                           February 2001,
                                                                  Chief Executive Officer
                                                                  and Managing Director
                                                                  of CSAM from 1990
                                                                  to 2000

----------
(3) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                   TERM
                                                   OF OFFICE(1)
                                                   AND
                               POSITION(S)         LENGTH
NAME, ADDRESS AND              HELD WITH           OF TIME
DATE OF BIRTH                  FUND                SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------              -----------         ------------   ----------------------------------------------
OFFICERS

Hal Liebes                     Vice President      Since          Managing Director and Global General Counsel
Credit Suisse Asset            and Secretary       1999           of CSAM; Associated with CSAM since 1997;
Management, LLC                                                   Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro           Chief Financial     Since          Director and Director of Fund Administration
Credit Suisse Asset            Officer and         1999           of CSAM; Associated with CSAM since 1984;
Management, LLC                Treasurer                          Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler            Assistant           Since          Director and Deputy General Counsel of CSAM;
Credit Suisse Asset            Secretary           2000           Associated with CSAM since January 2000;
Management, LLC                                                   Associated with the law firm of Swidler Berlin
466 Lexington Avenue                                              Shereff Friedman LLP from 1996 to 2000;
New York, New York                                                Officer of other Credit Suisse Funds
10017-3140

Date of Birth: 11/17/66

                                                   TERM
                                                   OF OFFICE(1)
                                                   AND
                               POSITION(S)         LENGTH
NAME, ADDRESS AND              HELD WITH           OF TIME
DATE OF BIRTH                  FUND                SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------              -----------         ------------   ----------------------------------------------
OFFICERS--(CONTINUED)

Rocco A. Del Guercio           Assistant           Since          Vice President and Administrative Officer of CSAM;
Credit Suisse Asset            Treasurer           1999           Associated with CSAM since June 1996;
Management, LLC                                                   Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola            Assistant           Since          Assistant Vice President of CSAM; Associated with
Credit Suisse Asset            Treasurer           2000           CSAM since April 2000; Assistant Vice President,
Management, LLC                                                   Deutsche Asset Management from January 1999 to
466 Lexington Avenue                                              April 2000; Assistant Vice President,
New York, New York                                                Weiss, Peck & Greer LLC from November 1995 to
10017-3140                                                        December 1998; Officer of other Credit Suisse Funds

Date of Birth: 06/05/63

Robert M. Rizza                Assistant           Since          Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset            Treasurer           2002           Associated with CSAM since 1998;
Management, LLC                                                   Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

     The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                       TAX INFORMATION LETTER (UNAUDITED)
                                 AUGUST 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

     Corporate shareholders should note for the year ended August 31, 2003, the percentage of the Fixed Income Fund's investment income (I.E., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction are as follows:

     FUND                      PERCENTAGE
     -----------------------   ----------
     Fixed Income                  0.79%
     High Yield                    0.37%

     For the fiscal year ended August 31, 2003 certain dividends paid by each Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

                 (This page has been left blank intentionally.)

                      P.O. Box 8500, Boston, MA 02266-8500
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIUS-2-0803

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 10(a)(1) to this Form. There were no amendments to the code during the fiscal year ended August 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended August 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND, INC.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  November 10, 2003


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          ------------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  November 10, 2003


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  November 10, 2003